UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3814

Reserve New York Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY		10001-3701
(Address of principal executive offices)		(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2007

Item 1.        Semi-Annual Reports to Shareholders

Annual Report

May 31, 2007

Interstate Tax-Exempt Fund

California Municipal Money-Market Fund
(formerly California Tax-Exempt Fund)

Connecticut Municipal Money-Market Fund
(formerly Connecticut Tax-Exempt Fund)

Florida Municipal Money-Market Fund
(formerly Florida Tax-Exempt Fund)

Massachusetts Municipal Money-Market Fund
(formerly Massachusetts Tax-Exempt Fund)

Michigan Municipal Money-Market Fund
(formerly Michigan Tax-Exempt Fund)

New Jersey Municipal Money-Market Fund
(formerly New Jersey Tax-Exempt Fund)

Ohio Municipal Money-Market Fund
(formerly Ohio Tax-Exempt Fund)

Pennsylvania Municipal Money-Market Fund
(formerly Pennsylvania Tax-Exempt Fund)

Virginia Municipal Money-Market Fund
(formerly Virginia Tax-Exempt Fund)
of The Reserve Municipal Money-Market Trust II
(formerly The Reserve Tax-Exempt Trust)

New York Municipal Money-Market Fund
(formerly New York Tax-Exempt Fund)
of The Reserve New York Municipal Money-Market Trust
(formerly The Reserve New York Tax-Exempt Trust)

Arizona Municipal Money-Market Fund

Louisiana Municipal Money-Market Fund

Minnesota Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust

General Information and 24-Hour Yield and Balance Information

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500 ■ 800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RTET/ANNUAL 5/07

Bruce Bent
Chairman
The Reserve

May 31, 2007

Dear Investor,

The Federal Reserve Open Market Committee's tenor over the past year has been cautious and remained on "inflation alert" through its latest meetings. The yield on tax-exempt paper has been fairly stable, and our portfolios have done well in capturing opportunities on the very short end of the municipal yield curve.

The municipal markets in the latter half of 2006 and thus far in 2007 have been generally positive, and we have benefited from careful security selection and strategically structuring maturities that coincide with the municipal issuance calendar. Our portfolios have captured higher yields as interest rates moved up and remain highly competitive in the current stable interest rate environment. While we don't see an interest rate change in either direction for the tax-exempt markets, these securities may benefit from any correction in stocks, which are at all-time highs. We will continue our approach to careful security selection at quarter's end and into June when new issues in the municipal market will become available.

Thank you for choosing The Reserve and helping us become the fastest organically growing money fund company ranked among the top 25 largest U.S. money fund complexes in 2005 and 2006.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce R. Bent
Chairman

*Ranked through September 30, 2006. Source: iMoneyNet, October 2006.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.9%	Value (Note 1)
	ARIZONA—9.0%
$1,982,000	Apache County IDA for Tucson Electric Power Co., 3.74%, 12/1/20(a)	$1,982,000
35,757,000	Apache County IDA for Tucson Electric Power Co., 3.74%, 12/15/18(a)	35,757,000
1,992,000	Apache County IDA for Tucson Electric Power Co., 3.80%, 12/15/18(a)	1,992,000
3,379,000	Arizona HCF for Royal Oaks Project, 3.75%, 3/1/27(a)	3,379,000
3,979,000	Arizona HCF for Arizona Volunteer Hospital, Series B, 3.76%, 10/1/15(a)	3,979,000
129,000	Coconino PCR for Arizona Public Services Co. Project, 3.92%, 11/1/33(a)	129,000
579,000	Maricopa County IDA for Las Gardenias Apts., Series A, 3.80%, 4/15/33(a)	579,000
7,742,000	McAllister Village for Arizona State University Project, 3.77%, 7/1/45(a)(b)	7,742,000
981,000	Phoenix IDR for Del Mar Terrace, 3.75%, 10/1/29(a)	981,000
3,390,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 3.80%, 12/1/22(a)	3,390,000
6,569,000	Salt River Pima for Indian Community, 3.76%, 10/1/26(a)	6,569,000
5,000,000	Scottsdale IDA for Healthcare, Series C, 3.75%, 9/1/35(a)	5,000,000
2,754,000	Scottsdale IDA for Notre Dame School of Phoenix, 3.83%, 5/1/21(a)(b)	2,754,000
		74,233,000
	CALIFORNIA—0.6%
1,400,000	California GO Bonds, Sub-Series A-1, 3.63%, 5/1/40(a)	1,400,000
1,000,000	Fremont COP for Family Residence Center, Series 88, 3.70%, 8/1/30(a)	1,000,000
2,000,000	Long Beach Harbor Revenue, Series A, 3.76%, 5/15/27(a)	2,000,000
500,000	California PCR for Wadham Energy LP., 3.74%, 11/1/17(a)	500,000
		4,900,000
	COLORADO—1.1%
6,600,000	Colorado ECFA for Bear Creek School Project, 3.75%, 10/1/32(a)(b)	6,600,000
2,800,000	University of Colorado HRB, Series B, 3.76%, 11/15/35(a)	2,800,000
		9,400,000
	CONNECTICUT—0.1%
1,000,000	Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.74%, 6/1/20(a)	1,000,000
100,000	Connecticut Special Tax Obligation for Transportation Infrastructure, Series 1, 3.80%, 9/1/20(a)	100,000
		1,100,000
	FLORIDA—12.4%
750,000	Broward County EFA for City College Project, 3.75%,11/1/31(a)(b)	750,000
5,300,000	Dade County IDA for Florida Water Service Revenue, 3.75%, 10/5/22(a)	5,300,000
400,000	Duval County HFA for Lighthouse Bay Apartments, 3.76%, 12/1/32(a)	400,000
5,945,000	Florida HFC Multifamily for Collins Cove Apartments-W, 3.81%, 2/1/36(a)	5,945,000
1,000,000	Jacksonville District Energy System, Series A, 3.72%, 10/1/34(a)	1,000,000
36,000,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.80%, 10/15/25(a)	36,000,000
6,490,000	Orlando & Orange County, Sub-Series A-2, 3.74%, 7/1/40(a)	6,490,000
6,000,000	Palm Beach County for Morse Obligation Group, 3.78%, 5/1/33(a)	6,000,000
1,995,000	Palm Beach County for Raymond F Kravis Center Project, 3.70%, 7/1/32(a)	1,995,000
13,035,000	Palm Beach County for School Board, Series B, 3.75%, 8/1/27(a)(b)	13,035,000
2,725,000	Port Orange for Palmer College Project, 3.78%, 10/1/32(a)(b)	2,725,000
500,000	Sarasota County HFA for Bay Village, 3.78%, 12/1/23(a)	500,000
21,565,000	USF Financing Corp. for College of Medicine Health, Series A-2, 3.76%, 7/1/36(a)(b)	21,565,000
		101,705,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—MAY 31, 2007 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	GEORGIA—1.3%
$1,181,678	Georgia Muni Association Pool Board COP, 3.77%, 12/15/20(a)	$1,181,678
9,675,000	Marietta MFH for Wood Glen, 3.76%, 7/1/24(a)	9,675,000
		10,856,678
	ILLINOIS—1.4%
11,800,000	Chicago Water Revenue, Second Lien, 3.73%, 11/1/30(a)	11,800,000
	IOWA—0.1%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 3.80%, 8/1/15(a)	1,000,000
	KENTUCKY—1.0%
8,300,000	Carroll County for North American Stainless Project, 3.85%, 1/1/31(a)	8,300,000
	LOUISIANA—6.8%
560,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.83%, 8/1/07(a)	560,000
560,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.78%, 11/1/34(a)	560,000
560,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.82%, 10/1/35(a)	560,000
5,000,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.76%, 9/1/08(a)	5,000,000
90,000	Louisiana PFA for Kenner Hotel Limited, 3.88%,12/1/15(a)	90,000
31,500,000	Louisiana Port International Marine Term Project, Series A, 3.65%, 3/15/25	31,500,000
930,000	Louisiana State University A&M College Revenue, 3.77%, 7/1/30(a)(b)	930,000
2,260,000	Port of New Orleans Cold Storage Project, 3.86%, 11/1/22(a)	2,260,000
8,970,000	South Louisiana Port Marine Term. for Holnam Inc. Project , 3.86%, 1/1/27(a)	8,970,000
4,560,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.75%, 7/1/18(a)	4,560,000
985,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.80%, 7/1/21(a)	985,000
		55,975,000
	MARYLAND—5.4%
1,915,000	Maryland Health & Higher Education for Trinity College, 3.83%, 11/1/26(a)(b)	1,915,000
16,415,000	Maryland Health & Higher Education Pooled Loan, Series D, 3.75%, 1/1/29(a)	16,415,000
10,820,000	Maryland HEFA for Adventist Health Care, Series A, 3.78%, 1/1/35(a)	10,820,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 3.78%, 1/1/21(a)	9,200,000
5,900,000	Montgomery County for Riderwood Village Inc. Project, 3.79%, 3/1/34(a)	5,900,000
		44,250,000
	MASSACHUSETTS—4.7%
300,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.87%, 10/1/29(a)	300,000
2,400,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.77%, 1/1/35(a)	2,400,000
4,715,000	Massachusetts DFA for Brooksby Village Project, 3.75%, 7/1/32(a)	4,715,000
13,345,000	Massachusetts DFA for Jewish Geriatric Services, 3.73%, 5/15/34(a)	13,345,000
8,225,000	Massachusetts DFA for Salem Community Corp., 3.77%, 1/1/35(a)	8,225,000
1,900,000	Massachusetts DFA IDR for You Incorporated, 3.74%, 9/1/32(a)	1,900,000
5,935,000	Massachusetts HEFA for Single Family Housing, 3.78%, 12/1/30(a)	5,935,000
700,000	Massachusetts WRA, Series 99B, 3.65%, 8/1/28(a)	700,000
550,000	Massachusetts WRA, Series B, 3.80%, 8/1/37(a)	550,000
550,000	Massachusetts WSR, General Series A, 3.72% 11/1/24(a)	550,000
		38,620,000
	MICHIGAN—8.5%
5,895,000	Ann Arbor EDC for Glacier Hills Inc. Project, 3.75%,11/1/25(a)	5,895,000
20,000,000	Detroit Sewer Disposal Second Lien GO Bond, Series E, 3.78%, 7/1/31	20,000,000
8,245,000	Green Lake EDA for Interlocken Center Project, 3.75%, 6/1/34(a)	8,245,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—MAY 31, 2007 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MICHIGAN (Continued)
$400,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.82%, 12/1/14(a)	$400,000
2,700,000	Michigan GO Bond, Series A, 4.25%, 9/28/07	2,705,067
4,495,000	Michigan MFH Revenue for Berrien Woods III, Series A, 3.86%, 7/1/32(a)	4,495,000
490,000	Michigan MFH Revenue for River Place Apts., 3.83%, 6/1/18(a)	490,000
200,000	Michigan HDA for Single Family Housing, Series 2000A, 3.80%, 12/1/16(a)	200,000
150,000	Michigan HFA for Hospital Equipment Project, Series A, 3.74%, 12/1/23(a)	150,000
91,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.84%, 1/1/14(a)	91,000
2,335,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 3.84%, 8/1/31(a)	2,335,000
750,000	Michigan Strategic Fund for Mot LLC Project, 3.78%, 12/1/34(a)	750,000
4,010,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.79%, 11/15/34(a)	4,010,000
490,000	Milan Area Schools Unlimited GO Bond, 3.75%, 5/1/30(a)(b)	490,000
1,375,000	Oakland University General Revenue, 3.80%, 3/1/31(a)(b)	1,375,000
18,315,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.85%, 12/1/16(a)	18,315,000
300,000	WoodHaven Brownstown School District, Series B, 3.87%, 5/1/34(a)(b)	300,000
		70,246,067
	MINNESOTA—3.6%
20,000	Cohasset for Minnesota Power and Light Project, Series B, 3.77%, 6/1/13(a)	20,000
40,000	Minneapolis Revenue for People Serving People Project, 3.95%, 10/1/21(a)	40,000
2,065,000	Minnesota Health for Fairview Health Services, 3.76%, 11/15/32(a)	2,065,000
22,475,000	Minnesota HEFA for Carleton College, Series 6D, 3.72%, 4/1/35(a)(b)	22,475,000
1,412,000	Minnesota HEFA for Residential Housing, Series C, 3.75%, 1/1/35(a)	1,412,000
1,990,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.90%, 10/1/30(a)(b)	1,990,000
247,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.90%, 10/1/32(a)(b)	247,000
52,000	St. Louis Park Reveune for Catholic Finance Corp., 3.79%, 10/1/25(a)	52,000
437,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge Project, 3.77%, 10/1/33(a)	437,000
747,000	University of Minnesota Intermediate Term, Series A, 3.77%, 7/1/08(a)(b)	747,000
		29,485,000
	MISSOURI—0.7%
5,600,000	Missouri Health Education SSM Health Care, Series C-3, 3.74%, 6/1/33(a)	5,600,000
155,000	Platte County IDR for Platte Care Facility, 3.78%, 10/1/10(a)	155,000
		5,755,000
	NEVADA—2.1%
12,000,000	Carson City for Tahoe Hospital Project, Series B, 3.75%, 9/1/33(a)	12,000,000
5,450,000	Carson City HRB for Carson-Tahoe Regional Medical Center, 3.75%, 9/1/35(a)	5,450,000
		17,450,000
	NEW JERSEY—0.2%
985,000	New Jersey EDA for Thermal Marina Energy LLC, 3.75%, 9/1/31(a)	985,000
685,000	Salem County for Friends Home Woodstown Inc., 3.70%, 4/1/34(a)	685,000
		1,670,000
	NEW YORK—17.7%
980,000	Babylon IDR for Ogden Martin, 3.69%, 1/1/19(a)	980,000
550,000	Guilderland IDA for Eastern Industrial Park, Series 93-A, 3.72%, 12/1/08(a)	550,000
15,000,000	Metropolitan Transit Authority, Sub-Series B, 3.65%, 6/13/07	15,000,000
1,600,000	Metropolitan Transit Authority, Sub-Series E-1, 3.75%, 11/1/35(a)	1,600,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—MAY 31, 2007 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$700,000	New York City Cultural Resources for Alvin Ailey Dance Foundation, 3.69%, 7/1/33(a)	$700,000
18,585,000	New York City GO Bond, Series A, 3.58%, 3/13/20(a)	18,585,000
5,695,000	New York City GO Bond, Series H-2, 3.89%, 8/1/13(a)	5,695,000
1,200,000	New York City MFH for Brookhaven Apartments, Series A, 3.76%, 1/1/36(a)	1,200,000
4,400,000	New York City GO, Series C4, 3.68%, 8/1/20(a)	4,400,000
2,000,000	New York State Con Edison Research and Development, Sub-Series C-2, 3.75%, 11/1/39(a)	2,000,000
1,500,000	New York State HFA for 10 Liberty Street, 3.70%, 5/1/35(a)	1,500,000
6,500,000	New York State MFH for Avalon Bowery Place, 3.84%, 11/1/39(a)	6,500,000
425,000	New York State HFA for Bleecker Terrace Apt. Project, Series 85, 3.85%, 7/1/15(a)	425,000
5,000,000	New York State HFA for Victory Housing, Series 2004-A, 3.83%, 11/1/33(a)	5,000,000
900,000	New York State HFA for 350 West 43rd Street Housing, 3.88%, 11/1/34(a)	900,000
23,600,000	New York State HFA for Worth Street Market, 3.83%, 5/15/33(a)	23,600,000
4,800,000	New York State HFA, Series B, 3.78%, 3/15/26(a)	4,800,000
4,100,000	New York State IDA for Civil American Society, 3.69%, 10/1/33(a)	4,100,000
39,000,000	New York State Local Assistance, Series B, 3.67%, 4/1/23(a)	39,000,000
2,500,000	New York State LGAC, Series D, 3.77%, 4/1/25(a)	2,500,000
825,000	Rotterdam IDA for Industrial Park Project, Series A, 3.72%, 11/1/09(a)	825,000
3,610,000	Schenectady County IDA for Sunnyview Hospital and Rehab., Series A, 3.79%, 8/1/33(a)	3,610,000
2,505,000	Westchester IDA for Catherine Field Home, 3.76%, 1/1/31(a)	2,505,000
		145,975,000
	NORTH CAROLINA—0.2%
600,000	North Carolina EFA for Cardinal Gibbons, 3.76%, 8/1/14(a)	600,000
800,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 3.83%, 4/1/18(a)	800,000
		1,400,000
	OHIO—6.7%
5,000,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.79%, 11/1/34(a)	5,000,000
550,000	Butler County HCF for Lifesphere Project, 3.80%, 5/1/27(a)	550,000
12,100,000	Clinton County for Wilmington Airport Inc., 3.81%, 6/1/11(a)	12,100,000
3,000,000	Cuyahoga County for Cleveland Health Education Museum, 3.79%, 3/1/32(a)	3,000,000
1,300,000	Cuyahoga County HCF for Devon Oaks Project, 3.77%, 2/1/34(a)	1,300,000
3,000,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.79%, 7/1/31(a)	3,000,000
7,000,000	Evandale County IDR for SHV Realty Inc., 3.85%, 9/1/15(a)	7,000,000
2,635,000	Franklin County HRB for U.S. Health Corp., Series 96 A, 3.75%, 12/1/21(a)	2,635,000
270,000	Franklin County HRB for U.S. Health Corp., Series B, 3.75%, 12/1/20(a)	270,000
2,650,000	Hamilton County HCF for Episcopal, Series B, 3.75%, 6/1/35(a)	2,650,000
785,000	Kent State University Receipts, 3.77%, 5/1/31(a)(b)	785,000
4,700,000	Licking County HCF for Kendal at Granville, 3.76%, 11/1/33(a)	4,700,000
860,000	Middleburgh Heights for Southwest General Hospital, 3.78%, 8/15/22(a)	860,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 3.73%, 2/1/14(a)	100,000
410,000	Ohio State HEFA for Ashland University Project, 3.81%, 9/1/24(a)(b)	410,000
11,050,000	Toledo-Lucas County Port Authority, Series C, 3.75%, 5/15/38(a)	11,050,000
		55,410,000
	OREGON—0.1%
500,000	Portland MFH for South Park Project, 3.80%, 12/1/11(a)	500,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—MAY 31, 2007 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PENNSYLVANIA—10.9%
$6,900,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.81%,1/1/35(a)	$6,900,000
100,000	City of Philadelphia WSR Refund, 3.75%, 6/15/23(a)	100,000
18,400,000	Cumberland County for Asbury Group, 3.78%, 1/1/41(a)	18,400,000
4,500,000	Cumberland County for Presbyterian Homes Inc., 3.75%, 12/1/32(a)	4,500,000
3,100,000	Delaware County IDR for Sun Inc., 3.78%, 11/1/33(a)	3,100,000
9,200,000	Emmaus General Authority Revenue, Sub-Series G-18, 3.83%, 3/1/24(a)	9,200,000
1,000,000	Manheim Township School District, 3.77%, 6/1/25(a)(b)	1,000,000
3,990,000	Manheim Township School District GO Bond, 3.77%, 5/1/23(a)(b)	3,990,000
3,400,000	Montgomery County Higher Ed. For William Penn Charter, 3.78%, 9/15/31(a)	3,400,000
3,400,000	Montgomery County MFH for Kingswood Apartments, Series A, 3.72%, 8/15/31(a)	3,400,000
2,040,000	North Hampton County First Mortgage of Kirkland Village, 3.75%, 11/1/30(a)	2,040,000
3,195,000	Pennsylvania Energy Development Authority for Ebensburg Project 3.80%, 12/1/11(a)	3,195,000
1,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E3, 3.75%, 11/1/14(a)(b)	1,000,000
300,000	Pennsylvania State Turnpike Commission, Series A-3, 3.81%, 12/1/30(a)	300,000
11,425,000	Quakertown General Authority Revenue, Series A, 3.77%, 7/1/26(a)	11,425,000
1,000,000	Lampeter Strasburg for School District, Series A, 3.78%, 6/1/19(a)(b)	1,000,000
1,450,000	Washington County for University of Pennsylvania, 3.80%, 7/1/34(a)(b)	1,450,000
13,905,000	Westmoreland County IDA for Redstone Highlands Apartments, 3.77%, 1/1/36(a)	13,905,000
1,585,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.72%, 1/1/21(a)	1,585,000
		89,890,000
	PUERTO RICO—0.1%
508,000	Puerto Rico Government Development Bank, 3.61%, 12/1/15(a)	508,000
115,000	Puerto Rico Highway & Transportation Authority, Series A, 3.63%, 7/1/28(a)	115,000
		623,000
	TENNESSEE—0.1%
495,000	Chattanooga HEFA for Baylor School Project, Series 96, 3.76%, 11/1/16(a)(b)	495,000
	TEXAS—3.6%
3,700,000	Harris County IDA for Baytank Houston Inc. Project, 3.81%, 2/1/20(a)	3,700,000
8,300,000	North Texas Higher Education Authority for Student Loan Revenue, Series A, 3.80%, 12/1/38(a)	8,300,000
18,000,000	Travis County HFA for Querencia Barton Creek, Series C, 3.75%, 11/15/35(a)	18,000,000
		30,000,000
	VIRGINIA—1.5%
140,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.76%, 7/1/31(a)	140,000
767,000	Fairfax County EDA for Smithsonian Institute, 3.75%, 12/1/33(a)	767,000
100,000	Henrico County EDA for White Oaks Ltd Project, 3.84%, 10/1/27(a)	100,000
1,745,000	King George County for Garnet of VA Inc. Project, 3.81%, 9/1/21(a)	1,745,000
1,100,000	Portsmouth MFH for Marsh Landing Project, Series A, 3.81%, 6/1/30(a)	1,100,000
8,405,000	University of Virginia General Revenue, Series A, 3.77%, 6/1/34(a)(b)	8,405,000
		12,257,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF NET ASSETS—MAY 31, 2007 (Continued)

TAX-EXEMPT OBLIGATIONS (Continued)			Value (Note 1)
Total Investments (Cost* $823,295,745)	99.9%		$823,295,745
Comprehensive management fees payable	0.0	^	(10,242)
Distribution(12b-1) fees payable	0.0	^	(1,828)
Other Assets less Liabilities	0.1		460,977
Net Assets	100.0%		$823,744,652
Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each class:
350,444,945 shares Class Institutional			$1.00
319,577,753 shares Class R			$1.00
8,996,107 shares Class 70			$1.00
5,096,263 shares Class 75			$1.00
476,411 shares Class 45			$1.00
109,305 shares Class 15			$1.00
96,726,180 shares Class Treasurer's Trust			$1.00
42,345,474 shares Class 25			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.4%	Value (Note 1)
	CALIFORNIA—99.4%
$395,000	Alameda Contra Costa COP, Series F, 3.73%, 8/1/23(a)	$395,000
5,000,000	California Finance Authority for Elder Care Alliance, Series A, 3.71%, 11/1/36(a)	5,000,000
7,950,000	California GO Bonds, Sub-Series A-1, 3.63%, 5/1/40(a)	7,950,000
5,155,000	California HFA Revenue, Series P, 3.80%, 2/1/27(a)	5,155,000
3,640,000	California Infrastructure & Economic Development, Series A, 3.72%, 9/1/28(a)	3,640,000
7,295,000	California PCR for Pacific Gas & Electric Finance, 3.82%, 11/1/26(a)	7,295,000
2,500,000	California PCR for Wadham Energy LP, 3.74%, 11/1/17(a)	2,500,000
670,000	California School Facilities for Capital Improvements, Series COP, 3.65%, 7/1/22(a)(b)	670,000
400,000	California State Water Reserve Power Supply Revenue, 3.81%, 5/1/22(a)	400,000
5,140,000	California State Water Reserve Power Supply Revenue, 3.70%, 5/1/22(a)	5,140,000
6,200,000	California State Water Reserve Power Supply Revenue, 3.85%, 5/1/22(a)	6,200,000
1,150,000	California State Water Reserve Power Supply Revenue, Series B-3, 3.75%, 5/1/22(a)	1,150,000
1,300,000	California State Water Reserve Power Supply Revenue, Sub-Series C-13, 3.67%, 5/1/22(a)	1,300,000
4,800,000	California State Water Reserve Power Supply Revenue, Sub-Series G-10, 3.70%, 5/1/18(a)	4,800,000
6,000,000	California State Water Reserve Power Supply Revenue, Sub-Series G-7, 3.63%, 5/1/17(a)	6,000,000
6,400,000	California Statewide CDA for Covenant Retirement Community, 3.68%, 12/1/25(a)	6,400,000
2,200,000	California Statewide CDA for Early Education Community Center COP, 3.72%, 9/1/31(a)	2,200,000
2,175,000	Chula Vista Charter City for Home Depot Project Inc., 3.61%, 12/1/10(a)	2,175,000
5,000,000	Dublin MFH for Park Sierra, Series A, 3.75%, 6/1/28(a)	5,000,000
1,400,000	Fremont Public Finance Family Reserve Center, Series 98, 3.70%, 8/1/28(a)	1,400,000
432,000	Irvine Assessment LTD Obligation Improvement Bonds District 87-8, 3.83%, 9/2/24(a)	432,000
8,445,000	Irvine Improvement Bond Assessment District 89-10, 3.85%, 9/2/15(a)	8,445,000
2,050,000	Irvine Improvement Bond Assessment District 94-13, 3.81%, 9/2/22(a)	2,050,000
3,100,000	Long Beach Harbor Revenue, Series A, 3.76%, 5/15/27(a)	3,100,000
3,400,000	Los Angeles Community Redev Multifamily 2nd & Central Apartments Project-A, 3.68%, 12/1/38(a)	3,400,000
3,700,000	Los Angeles Community Security Building Project, 3.73%, 12/15/34(a)	3,700,000
5,000,000	Los Angeles MFH for Grand Promenade Project, 3.68%, 4/1/32(a)	5,000,000
1,300,000	Metro Water District Southern California Waterworks Revenue, Series B-2, 3.70%, 7/1/28(a)	1,300,000
7,000,000	Metro Water District Southern California Waterworks Revenue, Series C-2, 3.84%, 7/1/36(a)	7,000,000
4,150,000	Orange County Sanitation Authority, 3.63%, 8/1/13(a)	4,150,000
2,475,000	Riverside County Facilities District # 88-4 Community, 3.66%, 9/1/14(a)	2,475,000
4,000,000	San Francisco Community Facilities District # 4, 3.72%, 8/1/31(a)	4,000,000
1,300,000	Santa Ana County Unified School District, 3.75%, 7/1/15(a)(b)	1,300,000
5,000,000	Santa Clara County El Cammo Hospital District, 3.79%, 8/1/15(a)	5,000,000
3,600,000	Stockton HCF for Dameron Hospital Association, Series A, 3.83%, 12/1/32(a)	3,600,000
3,065,000	Turlock Irrigation District for Transportation Project, Series A, 3.80%, 1/1/31(a)	3,065,000
		132,787,000

Total Investments (Cost* $132,787,000)	99.4%		132,787,000
Comprehensive management fees payable	0.0	^	(2,927)
Distribution(12b-1) fees payable	0.0	^	(732)
Other Assets less Liabilities	0.6		756,235
Net Assets	100.0%		$133,539,576
Net asset value, offering and redemption price per share, based on 133,539,576 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—88.7%	Value (Note 1)
	CONNECTICUT—82.1%
$2,245,000	Connecticut DAR for Independent Living Project, 3.80%, 7/1/15(a)	$2,245,000
2,725,000	Connecticut DAR for Pierce Memorial Baptist, 3.70%, 10/1/28(a)	2,725,000
4,100,000	Connecticut DAR for Solid Waste, 3.79%, 8/1/23(a)	4,100,000
2,555,000	Connecticut GO, Series 1-A, 3.80%, 2/15/21(a)	2,555,000
2,360,000	Connecticut GO, Series 97-B, 3.70%, 5/15/14(a)	2,360,000
4,000,000	Connecticut HEFA for Hotchkiss School, Series A, 3.77%, 7/1/30(a)(b)	4,000,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.77%, 7/1/30(a)(b)	1,000,000
1,100,000	Connecticut HEFA for Klingberg Family Center, 3.74%, 7/1/32(a)(b)	1,100,000
400,000	Connecticut HEFA for Yale University, Series T-2, 3.66%, 7/1/29(a)(b)	400,000
500,000	Connecticut HEFA for Yale University, Series V-1, 3.90%, 7/1/36(a)(b)	500,000
1,100,000	Connecticut HEFA for Yale University, Series V-2, 3.90%, 7/1/36(a)(b)	1,100,000
3,500,000	Connecticut HEFA for Yale University, Series X-3, 3.90%, 7/1/37(a)(b)	3,500,000
3,600,000	Connecticut HFA, Sub-Series D-3, 3.75%, 5/15/33(a)	3,600,000
3,600,000	Connecticut Special Tax Obligation for Transportation Infrastructure, Series 1, 3.80%, 9/1/20(a)	3,600,000
2,010,000	Hartford MHR for Underwood Towers Project, 3.74%, 6/1/20(a)	2,010,000
1,915,000	New Canaan Housing Authority for Village at Waveny Care Center, 3.73%, 1/1/22(a)	1,915,000
1,515,000	Shelton County HFA for Crosby Commons Project, 3.85%, 1/1/31(a)	1,515,000
		38,225,000
	PUERTO RICO—6.6%
2,300,000	Puerto Rico Government Development Bank, 3.61%, 12/1/15(a)	2,300,000
800,000	Puerto Rico Highway & Transportation Authority, 3.63%,7/1/28(a)	800,000
		3,100,000

Total Investments (Cost* $41,325,000)	88.7%	41,325,000
Other Assets less Liabilities	11.3	5,253,137
Net Assets	100.0%	$46,578,137

  RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
  STATEMENT OF ASSETS AND LIABILITIES
  MAY 31, 2007

Assets
Investments in securities, at value (Cost $41,325,000)	$41,325,000
Cash	5,131,721
Interest receivable	143,174
Total Assets	46,599,895
Liabilities
Comprehensive management fees payable	7,117
Distribution (12b-1) fees payable	1,779
Accrued Interest Payable	12,783
Other Liabilities	79
Total Liabilities	21,758
Net Assets	$46,578,137
Net asset value, offering and redemption price per share, based on 46,578,137 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.2%	Value (Note 1)
	FLORIDA—94.7%
$5,340,000	Alachua County HFA for Oak Hammock University Project, Series A, 3.90%, 10/1/32(a)(b)	$5,340,000
1,250,000	Broward County EFA for City College Project, 3.75%, 11/1/31(a)(b)	1,250,000
1,835,000	Broward County HFA for Jacaranda Village Apartments, 3.77%, 9/1/22(a)	1,835,000
1,000,000	Collier County for Cleveland Health Clinic, Series C-1, 3.87%, 1/1/35(a)	1,000,000
1,770,000	Dade County IDA for Dolphins Stadium, Series B, 3.70%, 1/1/16(a)	1,770,000
400,000	Dade County IDA for Dolphins Stadium, Series C, 3.70%, 1/1/16(a)	400,000
750,000	Dade County IDA for Dolphins Stadium, Series D, 3.70%, 1/1/16(a)	750,000
5,500,000	Dade County IDA for Florida Water Service Revenue, 3.75%, 10/5/22(a)	5,500,000
2,500,000	Duval County HFA for Lighthouse Bay Apartments, 3.76%, 12/1/32(a)	2,500,000
1,225,000	Florida HEFA for St Thomas University Project, 3.89%, 1/1/19(a)(b)	1,225,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.81%, 6/1/34(a)	1,645,000
4,400,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.81% , 8/1/35(a)	4,400,000
1,000,000	Greater Orlando Aviation Authority, Series E, 3.80%, 10/1/21(a)	1,000,000
2,000,000	Hillsborough County for Carrollwood Day School Project, 3.76%, 6/1/31(a)(b)	2,000,000
4,880,000	Jacksonville District Energy System, Series A, 3.72%, 10/1/34(a)	4,880,000
2,290,000	Jacksonville HFA for Southern Baptist Hospital, Series A, 3.89%, 8/15/33(a)	2,290,000
2,400,000	Manatee County PCR for Florida Power & Light, 3.89%, 9/1/24(a)	2,400,000
1,600,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.80%, 10/15/25(a)	1,600,000
2,065,000	Orange County IDA for Central YMCA Project, Series A, 3.78%, 5/1/27(a)	2,065,000
3,500,000	Orlando & Orange County, Sub-Series A-2, 3.74%, 7/1/40(a)	3,500,000
3,800,000	Palm Beach County for Morse Obligation Group, 3.78%, 5/1/33(a)	3,800,000
3,900,000	Palm Beach County for Raymond F Kravis Center Project, 3.70%, 7/1/32(a)	3,900,000
2,370,000	Palm Beach County for School Board, Series B, 3.75%, 8/1/27(a)(b)	2,370,000
300,000	Pinellas County for Foxbridge Apartments, Series A, 3.80%, 6/15/25(a)	300,000
500,000	Pinellas County HFA for Pooled Hospital Loan Program, Series 85, 3.90%, 12/1/15(a)	500,000
900,000	Pinellas County HFA, 3.83%, 11/1/15(a)	900,000
5,275,000	Port Orange for Palmer College Project, 3.78%, 10/1/32(a)(b)	5,275,000
280,000	Sarasota County HCF for Bay Village, 3.78%, 12/1/23(a)	280,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 3.96%, 2/1/11(a)	200,000
2,000,000	University of North Florida Capital Improvements Project, 3.80%, 11/1/24(a)(b)	2,000,000
2,100,000	USF Financing Corp for College of Medicine Health, Series A-2, 3.76%, 7/1/36(a)(b)	2,100,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 3.88%, 9/1/21(a)	700,000
		69,675,000
	PUERTO RICO—1.5%
1,097,000	Puerto Rico Government Development Bank, 3.61%, 12/1/15(a)	1,097,000

Total Investments (Cost* $70,772,000)	96.2%		70,772,000
Comprehensive management fees payable	0.0	^	(11,049)
Distribution (12b-1) fees payable	0.0	^	(2,762)
Other Assets less Liabilities	3.8		2,837,494
Net Assets	100.0%		$73,595,683
Net asset value, offering and redemption price per share, based on 73,595,683 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.6%	Value (Note 1)
	MASSACHUSETTS—96.6%
$2,090,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.87%, 10/1/29(a)	$2,090,000
2,185,000	Massachusetts DFA for Brooksby Village Project, 3.75%, 7/1/32(a)	2,185,000
900,000	Massachusetts DFA for Gann Academy Project, 3.76%, 6/1/32(a)	900,000
1,050,000	Massachusetts DFA for Jewish Geriatric Services, 3.73%, 5/15/34(a)	1,050,000
625,000	Massachusetts DFA for Mystic Valley School, 3.76%, 6/15/08(a)(b)	625,000
1,000,000	Massachusetts DFA for Salem Community Corp., 3.77%, 1/1/35(a)	1,000,000
198,000	Massachusetts DFA for Smith College, 3.70%, 7/1/29(a)(b)	198,000
1,220,000	Massachusetts DFA for Smith College, 3.70%, 7/1/24(a)(b)	1,220,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 3.82%, 10/15/11(a)	800,000
400,000	Massachusetts DFA IDR for You Incorporated, 3.74%, 9/1/32(a)	400,000
200,000	Massachusetts GO for Central Artery, Series B, 3.90%, 12/1/30(a)	200,000
600,000	Massachusetts GO, Series 97-B, 3.75%, 9/1/16(a)	600,000
800,000	Massachusetts HEFA for Berklee College of Music, Series B, 3.67%, 10/1/27(a)(b)	800,000
600,000	Massachusetts HEFA for Cap Asset Program, Series D, 3.88%, 1/1/35(a)(b)	600,000
1,600,000	Massachusetts HEFA for Cap Asset Program, Series E, 3.86%, 1/1/35(a)(b)	1,600,000
275,000	Massachusetts HEFA for Harvard University, Series Y, 3.66%, 7/1/35(a)(b)	275,000
880,000	Massachusetts HEFA for MIT, Series J-2, 3.70%, 7/1/31(a)(b)	880,000
1,650,000	Massachusetts HEFA for Single Family Housing, 3.78%, 12/1/30(a)(b)	1,650,000
1,400,000	Massachusetts HEFA for Wellesley College, Series E, 3.73%, 7/1/22(a)(b)	1,400,000
800,000	Massachusetts HEFA for Williams College, Series E, 3.75%, 8/1/14(a)(b)	800,000
520,000	Massachusetts IFA for Lowell Mills Associates LP, Series 95, 3.86%, 12/1/20(a)	520,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.83%, 6/1/18(a)	600,000
930,000	Massachusetts WRA, Sub-Series B, 3.80%, 4/1/28(a)	930,000
1,100,000	Massachusetts WRA, Sub-Series C, 3.80%, 8/1/37(a)	1,100,000
1,010,000	Massachusetts WRA, Sub-Series C, 3.95%, 8/1/20(a)	1,010,000
150,000	Massachusetts WSR, General Series A, 3.72% 11/1/24(a)	150,000
		23,583,000

Total Investments (Cost* $23,583,000)	96.6%		23,583,000
Comprehensive management fees payable	0.0	^	(3,701)
Distribution (12b-1) fees payable	0.0	^	(925)
Other Assets less Liabilities	3.4		824,906
Net Assets	100.0%		$24,403,280
Net asset value, offering and redemption price per share, based on 24,403,280 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.7%	Value (Note 1)
	MICHIGAN—97.7%
$400,000	Ann Arbor EDC for Glacier Hills Inc Project, 3.75%, 11/1/25(a)	$400,000
100,000	Detroit Economic Water Front, Series A, 3.76%, 5/1/09(a)	100,000
800,000	Detroit Sewer Disposal Revenue, Series B, 3.90%, 7/1/33(a)	800,000
500,000	Grand Rapids EDC for Baker Knapp & Tubbs, 3.83%, 6/1/12(a)	500,000
300,000	Green Lake EDA for Interlocken Center Project, 3.75%, 6/1/34(a)	300,000
1,100,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.82%, 12/1/14(a)	1,100,000
1,275,000	Jackson County EDC for Vista Grande Villa Sr Lien, Series A, 3.87%, 11/1/31(a)	1,275,000
1,455,000	Michigan MFH Revenue for Berrien Woods III, Series A, 3.86%, 7/1/32(a)	1,455,000
1,130,000	Michigan MFH Revenue for River Place Apts., 3.83%, 6/1/18(a)	1,130,000
300,000	Michigan GO Bond, Series A, 4.25%, 9/28/07(a)	300,563
765,000	Michigan HDA for Single Family Housing, Series 2000 A, 3.80%, 12/1/16(a)	765,000
285,000	Michigan HFA for Hospital Equipment, Series A, 3.74%, 12/1/23(a)	285,000
650,000	Michigan State University Revenue, Series A, 3.90%, 8/15/32(a)(b)	650,000
565,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.84%, 1/1/14(a)	565,000
1,080,000	Michigan Strategic Fund for Henry Ford Museum Village Project, 3.89%, 12/1/33(a)	1,080,000
150,000	Michigan Strategic Fund for M&P CAP Project, Series A, 3.96%, 6/1/34(a)	150,000
400,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 3.84%, 8/1/31(a)	400,000
800,000	Michigan Strategic Fund for MOT LLC Project, 3.78%, 12/1/34(a)	800,000
345,000	Michigan Strategic Fund for Peachwood Center Association, 3.78%, 6/1/16(a)	345,000
1,200,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.79%, 11/15/34(a)	1,200,000
1,295,000	Milan Area Schools Unlimited GO Bond, 3.75%, 5/1/30(a)	1,295,000
500,000	Oakland County EDC for Graphic-Technology Inc. Project, 3.83%, 4/1/28(a)	500,000
400,000	Oakland University General Revenue, 3.80%, 3/1/31(a)(b)	400,000
260,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.85%, 12/1/16(a)	260,000
100,000	WoodHaven Brownstown School District, Series B, 3.87%, 5/1/34(a)(b)	100,000
		16,155,563
	PUERTO RICO—1.1%
175,000	Puerto Rico Highway & Transportation Authority, Series A, 3.63%, 7/1/28(a)	175,000

Total Investments (Cost* $16,330,563)	98.7%		16,330,563
Comprehensive management fees payable	0.0	^	(2,526)
Distribution (12b-1) fees payable	0.0	^	(632)
Other Assets less Liabilities	1.3		213,428
Net Assets	100.0%		$16,540,833

Net asset value, offering and redemption price per share, based on $16,540,833 shares of beneficial interest,
$.001 par value outstanding, Class R    $1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2007

Principal Amount	MUNICIPAL MONEY-MARKET OBLIGATIONS—94.3%	Value (Note 1)
	NEW JERSEY—87.9%
$560,000	Atlantic County Pooled Government Loan Program, 3.80%, 7/1/26(a)	$560,000
3,850,000	Hudson County Pooled Government Loan Program, 3.70%, 7/15/26(a)	3,850,000
2,800,000	New Jersey EDA for Airis Newark Project, 3.75%, 1/1/19(a)	2,800,000
1,700,000	New Jersey EDA for Bayonne Dock Project, Series A, 3.84%, 12/1/27(a)	1,700,000
1,300,000	New Jersey EDA for Bayonne Dock Project, Series C, 3.84%, 12/1/27(a)	1,300,000
800,000	New Jersey EDA for Foreign Trade, Series 98, 3.90%, 12/1/07(a)	800,000
4,600,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.73%, 11/1/31(a)	4,600,000
1,900,000	New Jersey EDA for Hun School of Princeton Project, 3.73%, 11/1/34(a)(b)	1,900,000
3,100,000	New Jersey EDA for Lawrenceville School Project, Series B, 3.65%, 7/1/26(a)(b)	3,100,000
3,000,000	New Jersey EDA for Port Newark Container LLC, 3.78%, 7/1/30(a)	3,000,000
800,000	New jersey EDA for Princeton University, Series B, 3.90%, 7/1/21(a)(b)	800,000
1,300,000	New Jersey EDA for RJB Associates LP, 3.73%, 8/1/08(a)	1,300,000
8,115,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.75%, 9/1/31(a)	8,115,000
2,200,000	New Jersey EDA for USGA Project, 3.73%, 5/1/23(a)	2,200,000
580,000	New Jersey EDA for UTD Water Service Project A, 3.86%, 11/1/26(a)	580,000
800,000	New Jersey EDA for UTD Water Service Project B, 3.82%, 11/1/25(a)	800,000
1,500,000	New Jersey EDA Sub-Series R-1, 3.86%, 9/1/31(a)	1,500,000
800,000	New Jersey EDA Sub-Series R-2, 3.86%, 9/1/31(a)	800,000
4,600,000	New Jersey EDA Sub-Series R-3, 3.36-3.70%, 9/1/31(a)	4,600,000
4,100,000	New Jersey EFA, Series B, 3.45-3.87% 7/1/22(a)(b)	4,100,000
750,000	New Jersey GO Bond, 4.50%, 6/22/07(a)	750,396
1,400,000	New Jersey HCF for Cap Assets, Series A, 3.68% 7/1/35(a)	1,400,000
1,900,000	New Jersey HCF for Cap Assets, Series B, 3.68% 7/1/35(a)	1,900,000
500,000	New Jersey HCF for Community Hospital, Series A1, 3.76%, 7/1/20(a)	500,000
2,200,000	New Jersey HCF for St. Barnabas, Series 2001A, 3.72%, 7/1/31(a)	2,200,000
1,900,000	New Jersey Single Family Housing, Series D, 3.88%, 10/1/26(a)	1,900,000
4,915,000	New Jersey Sports Authority Expo, Series C, 3.70%, 9/1/24(a)	4,915,000
1,800,000	New Jersey Turnpike Authority, Series 91-D, 3.69%, 1/1/18(a)	1,800,000
6,700,000	New Jersey Turnpike Authority, Series C-1, 3.70%, 1/1/24(a)	6,700,000
2,200,000	New Jersey Turnpike Authority, Series C-2, 3.70%, 1/1/24(a)	2,200,000
2,800,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.85%, 8/1/24(a)	2,800,000
4,225,000	Salem County for Friends Home Woodstown Inc., 3.70%, 4/1/34 (a)	4,225,000
		79,695,396
	PUERTO RICO—6.4%
2,400,000	Puerto Rico Government Development Bank, 3.61%, 12/1/15(a)	2,400,000
3,375,000	Puerto Rico Highway & Transportation Authority, Series A, 3.63%, 7/1/28(a)	3,375,000
		5,775,000

Total Investments (Cost* $85,470,396)	94.3%	85,470,396
Other Assets Less Liabilities	5.7	5,157,754
Net Assets	100.0%	$90,628,150

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007

Assets
Investments in securities, at value (Cost $85,470,396)	$85,470,396
Cash	4,820,401
Interest receivable	356,289
Total Assets	90,647,086
Liabilities
Comprehensive management fees payable	13,637
Distribution (12b-1) fees payable	3,409
Trustees fees payable	19
Chief Compliance Officer expenses payable	5
Other Liabilities	1,866
Total Liabilities	18,936
Net Assets	$90,628,150
Net asset value, offering and redemption price per share, based on 90,628,150 shares of beneficial interest, $.001 par value outstanding Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—OHIO MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.4%	Value (Note 1)
	OHIO—95.4%
$375,000	Allen County HCF for Mennonite Home Project, 3.76%, 2/1/18(a)	$375,000
1,050,000	Butler County HCF for Lifesphere Project, 3.80%, 5/1/27(a)	1,050,000
100,000	Centerville HCR for Bethany Lutheran, 3.82%, 5/1/08(a)	100,000
395,000	Cleveland Airport Systems Revenue, Series D, 3.81%, 1/1/27(a)	395,000
600,000	Cleveland Income Tax Revenue, 3.67%, 5/15/24(a)	600,000
1,700,000	Cuyahoga County HCF for Devon Oaks Project, 3.77%, 2/1/34(a)	1,700,000
1,500,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.79%, 7/1/31(a)	1,500,000
380,000	Cuyahoga County IDR for Playhouse Realty Company, 3.70%, 12/1/09(a)	380,000
1,200,000	Evandale County IDR for SHV Realty Inc., 3.85%, 9/1/15(a)	1,200,000
515,000	Franklin County HRB for U.S. Health Corp., Series 96A, 3.75%, 12/1/21(a)	515,000
595,000	Geauga County for Heather Hill Inc., 3.75%, 7/1/23(a)	595,000
540,000	Greene County IDA for Fairview, Series B, 3.72%, 1/1/11(a)	540,000
250,000	Hamilton County HCF for Episcopal Retirement Homes, Series B, 3.75%, 6/1/35(a)	250,000
705,000	Hamilton County HRB for Alliance Health, Series A, 3.70%, 1/1/18(a)	705,000
1,000,000	Licking County HCF for Kendal at Granville, 3.76%, 11/1/33(a)	1,000,000
5,000	Marion County Hospital Improvement Revenue for Pooled Lease Program, 3.82%, 11/1/21(a)	5,000
700,000	Middleburgh Heights for Sowest General Hospital, 3.78%, 8/15/22(a)	700,000
1,100,000	Ohio State Air Quality DAR for Ohio Edison, Series C, 3.93%, 6/1/23(a)	1,100,000
1,190,000	Ohio State HEFA for Ashland University, 3.81%, 9/1/24(a)(b)	1,190,000
345,000	Ohio State HEFA for Case Western University, 3.72%, 10/1/31(a)(b)	345,000
100,000	Ohio State University General Receipts, 3.52%, 12/1/27(a)(b)	100,000
600,000	Ohio WDA PCR for Edison Project, Series B, 3.94%, 9/1/18(a)	600,000
760,000	Ohio WDA PCR for Firstenergy Gen Corp, 3.90%, 5/15/19(a)	760,000
900,000	Toledo-Lucas County Port Authority, Series C, 3.75%, 5/15/38(a)	900,000
		16,605,000

Total Investments (Cost* $16,605,000)	95.4%		16,605,000
Comprehensive management fees payable	0.0	^	(2,742)
Distribution (12b-1) fees payable	0.0	^	(685)
Other Assets less Liabilities	4.6		806,395
Net Assets	100.0%		$17,407,968
Net asset value, offering and redemption price per share, based on 17,407,968 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	PENNSYLVANIA TAX-EXEMPT OBLIGATIONS—98.0%	Value (Note 1)
	PENNSYLVANIA—98.0%
$1,600,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.78%, 3/1/15(a)	$1,600,000
1,700,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.81%, 1/1/35(a)	1,700,000
125,000	Berks County IDR for Visiting Nurse Services, Series A, 3.88%, 12/1/15(a)	125,000
540,000	Berks County IDR for Visiting Nurse Services, Series A, 4.03%, 12/1/15(a)	540,000
305,000	Bucks County IDA for Law School Admission Council, 3.76%, 5/1/33(a)(b)	305,000
3,800,000	Bucks County IDA for SHV Real Estate Inc, 3.85%, 7/1/15(a)	3,800,000
1,900,000	Chester County IDA for Archdiocese of Philadelphia, 3.85%, 7/1/31(a)	1,900,000
995,000	City of Philadelphia WSR Refund, 3.75%, 6/15/23(a)	995,000
1,600,000	Cumberland County for Asbury Group, 3.78%, 1/1/41(a)	1,600,000
710,000	Cumberland County for Presbyterian Homes Inc, 3.75%, 12/1/32(a)	710,000
350,000	Delaware County IDR for Sun Inc., 3.78%, 11/1/33(a)	350,000
3,600,000	Emmaus General Authority Revenue, Series G-18, 3.83%, 3/1/24(a)	3,600,000
700,000	Indiana County IDA for Conemaugh, 3.86%, 6/1/27(a)	700,000
100,000	Lampeter Strasburg for School District, Series A, 3.78%, 6/1/19(a)(b)	100,000
2,045,000	Lawrence County IDA for Villa Maria Project, 3.80%, 7/1/33(a)	2,045,000
3,110,000	Lebanon County HCF for ECC Retirement Village, 3.81%, 10/15/25(a)	3,110,000
310,000	Montgomery County for IDR Girl Scouts, 3.88%, 2/1/25(a)	310,000
2,800,000	Montgomery County MFH for Kingswood Apartments Project, Series A, 3.72%, 8/15/31(a)	2,800,000
1,085,000	North Hampton County First Mortgage of Kirkland Village, 3.75%, 11/1/30(a)	1,085,000
3,715,000	Pennsylvania Energy Development Authority for Edensburg Project, 3.80%, 12/1/11(a)	3,715,000
1,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E3, 3.75%, 11/1/14(a)(b)	1,000,000
1,600,000	Pennsylvania State Higher Education Agency for Student Loan Revenue Bonds, 3.75%, 1/1/18(a)(b)	1,600,000
1,800,000	Pennsylvania State Higher Education Agency, Series A, 3.80%, 6/1/29(a)(b)	1,800,000
2,150,000	Pennsylvania State Turnpike Commission, Series A-3, 3.81%, 12/1/30(a)	2,150,000
2,600,000	Philadelphia IDR for Fox Chase Cancer Center Project, 3.87%, 7/1/25(a)	2,600,000
1,000,000	Schuylkill County IDA for Northeastern Power, 3.96%, 12/1/22(a)	1,000,000
1,000,000	Scranton Redevelopment Authority, 3.81%, 6/1/33(a)	1,000,000
3,600,000	Washington County for University of Pennsylvania, 3.80%, 7/1/34(a)(b)	3,600,000
1,985,000	Westmoreland County IDA for Redstone Highlands Apartments, 3.77%, 1/1/36(a)	1,985,000
3,515,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.72%, 1/1/21(a)	3,515,000
		51,340,000

Total Investments (Cost* $51,340,000)	98.0%		51,340,000
Comprehensive management fees payable	0.0	^	(8,092)
Distribution (12b-1) fees payable	0.0	^	(2,023)
Other Assets less Liabilities	2.0		1,028,403
Net Assets	100.0%		$52,358,288
Net asset value, offering and redemption price per share based on 52,358,288 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.3%	Value (Note 1)
	VIRGINIA—79.2%
$1,520,000	Alexandria County IDA for Goodwin House, 3.85%, 10/1/35(a)	$1,520,000
1,950,000	Arlington County for Ballston Public Parking, 3.80%, 8/1/17(a)	1,950,000
500,000	Charlottesville IDA for Seminole, Series B, 3.80%, 12/1/13(a)	500,000
1,060,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.76%, 7/1/31(a)	1,060,000
1,925,000	Clarke County IDR, 3.80%, 1/1/30(a)	1,925,000
433,000	Fairfax County EDA for Smithsonian Institute, 3.75%, 12/1/33(a)	433,000
1,195,000	Hampton MFH for Shoreline Apartments, 3.77%, 12/1/19(a)	1,195,000
1,010,000	Hanover County IDA for Covenant Woods, 3.81%, 7/1/29(a)	1,010,000
1,800,000	Henrico County EDA for White Oaks Ltd Project, 3.84%, 10/1/27(a)	1,800,000
2,455,000	King George County IDA for Garnet of VA Inc. Project, 3.81%, 9/1/21(a)	2,455,000
600,000	Peninsula Port Authority for Dominion Terminal, 3.80%, 7/1/16(a)	600,000
2,045,000	Peninsula Port Authority for Dominion Terminal, 3.88%, 7/1/16(a)	2,045,000
1,400,000	Portsmouth HDA MFH for Marsh Landing Project, Series A, 3.81%, 6/1/30(a)	1,400,000
2,500,000	University of Virginia General Revenue, Series A, 3.77%, 6/1/34(a)(b)	2,500,000
		20,393,000
	PUERTO RICO—19.1%
2,430,000	Puerto Rico Government Development Bank, 3.61%,12/1/15(a)	2,430,000
2,500,000	Puerto Rico Highway & Transportation Authority, Series A, 3.63%, 7/1/28(a)	2,500,000
		4,930,000

Total Investments (Cost* $25,323,000)	98.3%		25,323,000
Comprehensive management fees payable	0.0	^	(4,038)
Distribution (12b-1) fees payable	0.0	^	(1,010)
Other Assets less Liabilities	1.7		436,057
Net Assets	100.0%		$25,754,009
Net asset value, offering and redemption price per share, based on 25,754,009 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.1%	Value (Note 1)
	NEW JERSEY—0.7%
$700,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.85%, 6/1/20(a)	$700,000
1,300,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.85%, 8/1/24(a)	1,300,000
		2,000,000
	NEW YORK—97.4%
3,420,000	Babylon IDR for Ogden Martin, 3.69%, 1/1/19(a)	3,420,000
1,385,000	Bleecker HDC for Terrace Apt. Project, Series 85, 3.85%, 7/1/15(a)	1,385,000
3,555,000	Cattaraugus County IDA for YMCA, 3.84%, 9/1/28(a)	3,555,000
1,000,000	Dutchess IDA for Trinity Pawling School, 3.70%, 10/1/32(a)(b)	1,000,000
2,305,000	Franklin County IDA Civic Facility for Trudeau Institute, 3.72%, 12/1/20(a)	2,305,000
2,150,000	Guilderland IDA for Eastern Industrial Park, Series 93-A, 3.72%, 12/1/08(a)	2,150,000
6,400,000	Jay Street Development Corp., Series A-1, 3.70%, 5/1/22(a)	6,400,000
8,000,000	Liberty Development Corporation for Greenwich LLC, Series, 3.75% 12/1/39(a)	8,000,000
5,200,000	Long Island Power Authority Electric System Revenue, Series 2-A, 3.70%, 5/1/33(a)	5,200,000
11,200,000	Metropolitan Transportation Authority, 3.75%, 11/1/35(a)	11,200,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 3.80%, 4/1/35(a)	2,200,000
1,400,000	Monroe County for St. Ann's Home Project, 3.78%, 7/1/30(a)	1,400,000
4,715,000	Nassau County Interim Finance Authority, 3.67%, 11/15/22(a)	4,715,000
1,780,000	New York City Cultural Resources for Alvin Ailey Dance Foundation, 3.69%, 7/1/33(a)	1,780,000
3,900,000	New York City Cultural Resources for Asian Society, 3.72%, 4/1/30(a)	3,900,000
3,715,000	New York City GO, Series A, 3.58%, 3/13/20(a)	3,715,000
2,760,000	New York City GO, Series A4, 3.84%, 8/1/23(a)	2,760,000
225,000	New York City GO, Series A7, 3.86%, 8/1/20(a)	225,000
900,000	New York City GO, Series B5, 3.89%, 8/15/11(a)	900,000
1,000,000	New York City GO, Series B5, 3.89%, 8/15/22(a)	1,000,000
7,600,000	New York City GO, Series C4, 3.68%, 8/1/20(a)	7,600,000
20,000,000	New York City GO, Series C5, 3.69%, 8/1/20(a)	20,000,000
590,000	New York City GO, Series H1, 3.84%, 3/1/34(a)	590,000
1,900,000	New York City GO, Series H2, 3.89%, 8/1/13(a)	1,900,000
2,200,000	New York City HDC for Monterey, Series A, 3.70%, 11/15/19(a)	2,200,000
5,700,000	New York City HFA for Worth Street Market, 3.83%, 5/15/33(a)	5,700,000
3,635,000	New York City IDA for American Society for Technion, 3.69%, 10/1/33(a)	3,635,000
3,500,000	New York City IDA for Children's Oncology Society, 3.75%, 5/1/21(a)	3,500,000
7,800,000	New York City IDA for Liberty-FC Hanson, 3.78%, 12/1/39(a)	7,800,000
4,000,000	New York City MFH for Brookhaven Apartments, Series A, 3.76%, 1/1/36(a)	4,000,000
1,000,000	New York City MWFA WSR for NYC Recovery, Series 3, Sub-series 3B, 3.88%, 6/15/23(a)	1,000,000
1,700,000	New York City MWFA WSR for NYC Recovery, Series 3, Sub-series 3H, 3.88%, 6/15/22(a)	1,700,000
2,800,000	New York City MWFA WSR for NYC Recovery, Series A, 3.84%, 6/15/25(a)	2,800,000
1,800,000	New York City MWFA WSR for NYC Recovery, Series G, 3.86%, 6/15/24(a)	1,800,000
4,250,000	New York City TFA BAN, 4.25%, 6/29/07(a)	4,251,988
800,000	New York City TFA, Series C, 3.89%, 5/1/28(a)	800,000
9,000,000	New York City TFA, Series H3, 3.92%, 11/1/22(a)	9,000,000
150,000	New York City TFA, Series H3, 3.89%, 11/1/22(a)	150,000
4,000,000	New York State Con Edison Research and Development, Sub-Series C-2, 3.75%, 11/1/39(a)	4,000,000
1,500,000	New York State Energy Resources and Development, 3.80%, 12/1/27(a)	1,500,000

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
		NEW YORK (Continued)
$6,700,000	New York State HFA for 10 Liberty Street, 3.70%, 5/1/35(a)	$6,700,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 3.81%, 1/15/39(a)	6,500,000
10,300,000	New York State HFA for 350 West 43rd Street Housing, 3.88%, 11/1/34(a)	10,300,000
500,000	New York State HFA for Victory Housing, Series 2000 A, 3.83%, 11/1/33(a)	500,000
2,500,000	New York State HFA, Series C, 3.78%, 3/15/26(a)	2,500,000
16,000,000	New York State LGAC, Series 4V, 3.73%, 4/1/22(a)	16,000,000
1,000,000	New York State LGAC, Series B, 3.67%, 4/1/23(a)	1,000,000
8,930,000	New York State LGAC, Series B, 3.70%, 4/1/25(a)	8,930,000
3,200,000	New York State LGAC, Series D, 3.77%, 4/1/25(a)	3,200,000
3,500,000	New York State MFH for Avalon Bowery Place II-A, 3.84%, 11/1/39(a)	3,500,000
3,900,000	New York State MFH, Series C, 3.78%, 3/15/26(a)	3,900,000
2,750,000	Rotterdam IDA for Industrial Park Project, 3.72%, 11/1/09(a)	2,750,000
4,455,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 3.82%, 7/1/24(a)	4,455,000
16,000,000	Triborough Bridge & Tunnel Authority, Series B1, 3.73%, 1/1/32(a)	16,000,000
19,250,000	Triborough Bridge & Tunnel Authority, Series B3, 3.75%, 1/1/32(a)	19,250,000
7,100,000	Triborough Bridge & Tunnel Authority, Series F, 3.77%, 11/1/32(a)	7,100,000
7,120,000	Westchester IDA for Catherine Field Home, 3.76%, 1/1/31(a)	7,120,000
		270,841,988

Total Investments (Cost* $272,841,988)	98.1%		272,841,988
Comprehensive management fees payable	0.0	^	(6,093)
Distribution (12b-1) fees payable	0.0	^	(1,523)
Other Assets less Liabilities	1.9		5,170,927
Net Assets	100.0%		$278,005,299
Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
277,995,151 shares, Class R			$1.00
10,148 shares, Class Treasurer's Trust			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—45.6%	Value (Note 1)
	ARIZONA—39.6%
$18,000	Apache County IDA for Tucson Electric Power, 3.74%, 12/1/20(a)	$18,000
18,000	Apache County IDA for Tucson Electric Power, 3.74%, 12/15/18(a)	18,000
8,000	Apache County IDA for Tucson Electric Power, 3.80%, 12/15/18(a)	8,000
21,000	Arizona HFA for Arizona Volunteer Hospital, Series B, 3.76%, 10/1/15(a)	21,000
21,000	Arizona HFA for Royal Oaks Project, 3.75%, 3/1/27(a)	21,000
21,000	Coconino PCR for Arizona Public Service Co. Project, 3.92%, 11/1/33(a)	21,000
21,000	Maricopa County IDA FNMA for Las Gardenias Apartments A, 3.92%, 4/15/33(a)	21,000
8,000	McAllister Village for Arizona State University Project, 3.77%, 7/1/45(a)(b)	8,000
19,000	Phoenix IDR for Del Mar Terrace, 3.75%, 10/1/29(a)	19,000
10,000	Pima County IDR for Tucson Electric Power Co., Series 82 A, 3.80%, 12/1/22(a)	10,000
21,000	Salt River Pima for Indian Community, 3.76%, 10/1/26(a)	21,000
21,000	Scottsdale IDA for Notre Dame, Series A, 3.83%, 5/1/21(a)	21,000
		207,000
	PUERTO RICO—6.0%
21,000	Puerto Rico Government Development Bank, 3.61%, 12/1/15(a)	21,000
10,000	Puerto Rico Highway & Transportation Authority, Series A, 3.63%, 7/1/28(a)	10,000
		31,000

Total Investments (Cost* $238,000)	45.6%	238,000
Other Assets less Liabilities	54.4	284,300
Net Assets	100.0%	$522,300

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007

Assets
Investments in securities, at value (Cost $238,000)	$238,000
Cash	283,035
Interest receivable	1,366
Total Assets	522,401
Liabilities
Comprehensive management fees payable	81
Distribution (12b-1) fees payable	20
Total Liabilities	101
Net Assets	$522,300
Net asset value, offering and redemption price per share, based on $522,300 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.3%	Value (Note 1)
	LOUISIANA—81.4%
$440,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.83%, 8/1/07(a)	$440,000
440,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.78%, 11/1/34(a)	440,000
440,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.82%, 10/1/26(a)	440,000
100,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.90%, 9/1/17(a)	100,000
130,000	Louisiana PFA for Kenner Hotel Limited, 3.88%,12/1/15(a)	130,000
100,000	Louisiana PFA Multifamily for RMK, 3.77%, 6/15/31(a)	100,000
430,000	Louisiana State University A&M College Revenue, 3.77%, 7/1/30(a)(b)	430,000
340,000	Port of New Orleans Cold Storage Project, 3.86%, 11/1/22(a)	340,000
430,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 3.86%, 1/1/27(a)	430,000
440,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.75% 7/1/18(a)	440,000
440,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.80% 7/1/21(a)	440,000
		3,730,000
	PUERTO RICO—17.9%
395,000	Puerto Rico Commonwealth Government Bank, 3.61%, 12/1/15(a)	395,000
425,000	Puerto Rico Highway & Transportation Authority, Series A, 3.63%, 7/1/28(a)	425,000
		820,000

Total Investments (Cost* $4,550,000)	99.3%		4,550,000
Comprehensive management fees payable	0.0	^	(723)
Distribution (12b-1) fees payable	0.0	^	(181)
Other Assets less Liabilities	0.7		34,228
Net Assets	100.0%		$4,583,324
Net asset value, offering and redemption price per share, based on 4,583,324 shares of beneficial interest, $.0001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2007

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.0%	Value (Note 1)
	MINNESOTA—89.8%
$450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.77%, 11/15/33(a)	$450,000
100,000	Brooklyn Center for Brookdale Corp II Project, 3.95%, 12/1/14(a)	100,000
280,000	Cohasset for Minnesota Power & Light Project, Series B, 3.77%, 6/1/13(a)	280,000
100,000	Mankato MHR for Highland Apartments, 3.95%, 5/1/27(a)	100,000
190,000	Minneapolis Revenue for People Serving People Project, 3.95%, 10/1/21(a)	190,000
570,000	Minnesota Health for Fairview Health Services, 3.76%, 11/15/32(a)	570,000
568,000	Minnesota HEFA for Residential Housing, Series C, 3.80%, 1/1/35(a)	568,000
150,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.90%, 10/1/30(a)(b)	150,000
418,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.90%, 10/1/32(a)(b)	418,000
130,000	Roseville Commercial Development for Berger Transfer Storage, Series F, 3.71%, 12/1/15(a)	130,000
28,000	St. Louis Park Revenue for Catholic Finance Corp., 3.79%, 10/1/25(a)	28,000
210,000	St. Paul HDA for District Heating Revenue, 3.77%, 12/1/12(a)	210,000
100,000	St. Paul HDA for Public Radio Project, 3.90%, 6/16/10(a)	100,000
563,000	St. Paul MHR for Highland Ridge Project, 3.77%, 10/1/33(a)	563,000
513,000	University of Minnesota Intermediate Term, Series A, 3.77%, 7/1/08(a)(b)	513,000
		4,370,000
	PUERTO RICO—7.2%
350,000	Puerto Rico Government Development Bank, 3.61%, 12/1/15(a)	350,000

Total Investments (Cost* $4,720,000)	97.0%		4,720,000
Comprehensive management fees payable	0.0	^	(839)
Distribution (12b-1) fees payable	0.0	^	(210)
Other Assets less Liabilities	3.0		146,778
Net Assets	100.0%		$4,865,729
Net asset value, offering and redemption price per share, based on 4,865,729 shares of beneficial interest, $.0001 par value outstanding, Class R			$1.00

See notes to financial statements.

Security Type Abbreviations

BAN	—	Bond Anticipation Note	HFC	—	Housing Finance Corporation
CDA	—	Community Development Authority	HRB	—	Hospital Revenue Bonds
COP	—	Certificate of Participation	IDA	—	Industrial Development Authority Revenue Bonds
DAR	—	Development Authority Revenue Bonds	IDR	—	Industrial Development Agency Revenue Bonds
DFA	—	Development Finance Agency	IFA	—	Industrial Finance Authority
ECFA	—	Education & Cultural Facility Authority	LGAC	—	Local Government Assistance Corp.
EDA	—	Economic Development Authority Revenue Bonds	MFH	—	Multifamily Housing Revenue Bonds
EDC	—	Economic Development Corporation	MHR	—	Multifamily Housing Revenue Bonds
EFA	—	Education Facilities Authority	MWFA	—	Municipal Water Finance Authority
GO	—	General Obligation Bonds	PCR	—	Pollution Control Revenue Bonds
HCF	—	Health Care Facilities Revenue Bonds	PFA	—	Public Facilities Authority
HCR	—	Health Care Revenue	TFA	—	Transitional Finance Authority
HDA	—	Housing Development Authority	WDA	—	Water Development Authority
HDC	—	Housing Development Corporation	WFA	—	Water Finance Authority
HDR	—	Housing Development Revenue	WRA	—	Water Resource Authority
HEFA	—	Health & Education Facilities Authority	WSR	—	Water & Sewer System Revenue Bonds
HFA	—	Housing Finance Authority Revenue Bonds

(a)  Variable rate securities. The interest rates shown are, as reported on May 31, 2007, subject to change periodically.

(b)  Obligations of educational facilities.

^  Amount is less than 0.05%.

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2007

	Reserve Municipal Money-Market Trust II
	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Interest Income (Note 1)	$4,894,002	$1,128,303	$2,034,142	$936,105
Expenses (Note 2)
Comprehensive management fees, Class R	1,119,500	253,871	450,701	208,813
Distribution (12b-1) fees	279,875	63,468	112,675	52,203
Trustee fee	1,309	276	455	236
Chief Compliance Officer salary expense	537	135	296	106
Interest expense	2,785	1,303	2,429	1,319
Total expenses before waiver	1,404,006	319,053	566,556	262,677
Less: expenses waived (Note 2)	(4,304)	(14,896)	(7,165)	(2,905)
Net Expenses	1,399,702	304,157	559,391	259,772
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$3,494,300	$824,146	$1,474,751	$676,333

	Reserve Municipal Money-Market Trust II
	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Interest Income (Note 1)	$492,385	$2,177,338	$629,328	$2,138,216	$805,576
Expenses (Note 2)
Comprehensive management fees, Class R	108,703	482,418	139,441	471,216	180,265
Distribution (12b-1) fees	27,175	120,604	34,859	117,804	45,067
Trustee fee	126	523	164	540	200
Chief Compliance Officer salary expense	73	273	106	251	80
Interest expense	1,825	3,525	2,380	9,223	1,145
Total expenses before waiver	137,902	607,343	176,950	599,034	226,757
Less: expenses waived (Note 2)	(3,259)	(12,358)	(2,757)	(8,573)	(8,943)
Net Expenses	134,643	594,985	174,193	590,461	217,814
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$357,742	$1,582,353	$455,135	$1,547,755	$587,762

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2007

	Reserve New York Municipal Money- Market Trust	Reserve Municipal Money-Market Trust
	New York Fund	Arizona Fund	Louisiana Fund	Minnesota Fund
Interest Income (Note 1)	$7,081,841	$60,254	$149,206	$178,776
Expenses (Note 2)
Comprehensive management fees:
Class R	1,580,387	13,562	33,010	41,952
Class Treasurer's Trust	29	—	—	—
Distribution (12b-1) fees:
Class R	395,097	3,390	8,253	10,488
Trustee fee	1,730	18	45	40
Chief Compliance Officer salary expense	884	—	7	14
Interest expense	4,273	394	1,255	586
Total expenses before waiver	1,982,400	17,364	42,570	53,080
Less: expenses waived (Note 2)	(10,159)	(1,079)	(1,312)	(13,958)
Net Expenses	1,972,241	16,285	41,258	39,122
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$5,109,600	$43,969	$107,948	$139,654

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2007

Interest Income (Note 1)	$39,526,416
Expenses (Note 2)
Comprehensive management fees:
Class R	2,490,695
Class Treasurer's Trust	421,739
Class 75	31,578
Class 70	22,148
Class 45	1,681
Class 25	129,346
Class 15	161
Class Institutional*	568,159
Class 8*	144,556
Distribution (12b-1) fees:
Class R	622,674
Class Treasurer's Trust	2
Class 75	11,483
Class 70	8,859
Trustee fee	10,507
Chief Compliance Officer Salary expense	4,780
Interest expense	56,145
Total expenses before waiver	4,524,513
Less: expenses waived (Note 2)	(118,412)
Net Expenses	4,406,101
Net Investment Income	35,120,315
Net realized loss	(27,786)
Net Increase in Net Assets from Investment Operations	$35,092,529

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31, 2007	Year Ended May 31, 2006
Increase in Net Assets from Investment Operations:
Net investment income	$35,120,315	$28,396,150
Net realized loss	(27,786)	—
Total increase in net assets from investment operations	35,092,529	28,396,150
Dividens Paid to Shareholders from Net Investment Income (Note 1):
Class R	(8,063,977)	(5,184,121)
Class Treasurer's Trust	(2,114,926)	(913,838)
Class 75	(162,698)	(23,419)
Class 70	(129,181)	(41,196)
Class 45	(11,716)	(6,358)
Class 25	(1,723,347)	(954,097)
Class 15	(3,695)	(2,652)
Class Institutional*	(16,601,095)	(278)
Class 8*	(6,309,680)	(21,270,191)
Total dividends to shareholders	(35,120,315)	(28,396,150)
From Capital Share Transactions (Note 6)
(at net asset value of $1.00 per share):
Proceeds from sale of shares	12,613,661,628	14,627,363,666
Dividends reinvested	32,915,537	24,824,501
Cost of shares redeemed	(13,032,081,977)	(14,855,232,668)
	(385,504,812)	(203,044,501)
Net decrease in net assets	(385,532,598)	(203,044,501)
Net Assets:
Beginning of year	1,209,277,250	1,412,321,751
End of year	$823,744,652	$1,209,277,250

*  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Reserve Municipal Money-Market Trust II
	California Fund		Connecticut Fund
	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006
Increase (Decrease) in Net Assets: from Investment Operations:
Net investment income	$3,494,300	$2,047,962	$824,146	$461,210
Dividends Paid to Shareholders from:
Net investment income-Class R (Note 1)	(3,494,300)	(2,047,962)	(824,146)	(461,210)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	637,731,986	516,214,214	125,090,416	85,601,734
Dividends reinvested	3,191,678	2,007,889	771,687	455,318
Cost of shares redeemed	(631,517,799)	(499,290,565)	(106,628,528)	(82,099,259)
	9,405,865	18,931,538	19,233,575	3,957,793
Net increase (decrease) in net assets	9,405,865	18,931,538	19,233,575	3,957,793
Net Assets:
Beginning of year	124,133,711	105,202,173	27,344,562	23,386,769
End of year	$133,539,576	$124,133,711	$46,578,137	$27,344,562

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Reserve Municipal Money-Market Trust II
	Florida Fund		Massachusetts Fund		Michigan Fund
	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006
Increase (Decrease) in Net Assets: from Investment Operations:
Net investment income	$1,474,751	$940,891	$676,333	$401,405	$357,742	$267,391
Dividends Paid to Shareholders from:
Net investment income-Class R (Note 1)	(1,474,751)	(940,891)	(676,333)	(401,405)	(357,742)	(267,391)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	305,908,620	259,543,792	112,355,884	112,988,911	75,830,827	62,946,219
Dividends reinvested	1,331,113	912,761	619,839	396,697	322,218	264,352
Cost of shares redeemed	(288,702,494)	(248,491,628)	(117,035,101)	(107,075,531)	(75,865,368)	(63,589,665)
	18,537,239	11,964,925	(4,059,378)	6,310,077	287,677	(379,094)
Net increase (decrease) in net assets	18,537,239	11,964,925	(4,059,378)	6,310,077	287,677	(379,094)
Net Assets:
Beginning of year	55,058,444	43,093,519	28,462,658	22,152,581	16,253,156	16,632,250
End of year	$73,595,683	$55,058,444	$24,403,280	$28,462,658	$16,540,833	$16,253,156

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Reserve Municipal Money-Market Trust II
	New Jersey Fund		Ohio Fund		Pennsylvania Fund		Virginia Fund
	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006
Increase (Decrease) in Net Assets: from Investment Operations:
Net investment income	$1,582,353	$929,631	$455,135	$352,023	$1,547,755	$823,497	$587,762	$306,255
Dividends Paid to Shareholders from:
Net investment income-Class R (Note 1)	(1,582,353)	(929,631)	(455,135)	(352,023)	(1,547,755)	(823,497)	(587,762)	(306,255)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	280,636,860	255,094,826	93,407,271	67,920,236	233,286,145	222,021,394	81,880,020	81,454,407
Dividends reinvested	1,415,495	908,420	419,038	349,991	1,487,201	807,411	532,329	302,392
Cost of shares redeemed	(245,470,880)	(246,945,655)	(95,082,803)	(68,629,751)	(231,286,331)	(218,650,897)	(77,349,645)	(74,771,092)
	36,581,475	9,057,591	(1,256,494)	(359,524)	3,487,015	4,177,908	5,062,704	6,985,707
Net increase (decrease) in net assets	36,581,475	9,057,591	(1,256,494)	(359,524)	3,487,015	4,177,908	5,062,704	6,985,707
Net Assets:
Beginning of year	54,046,675	44,989,084	18,664,462	19,023,986	48,871,273	44,693,365	20,691,305	13,705,598
End of year	$90,628,150	$54,046,675	$17,407,968	$18,664,462	$52,358,288	$48,871,273	$25,754,009	$20,691,305

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Reserve New York Municipal Money-Market Trust		Reserve Municipal Money-Market Trust
	New York Fund		Arizona Fund		Louisiana Fund		Minnesota Fund
	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Period Ended May 31, 2006**	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$5,109,600	$3,171,710	$43,969	$424	$107,948	$19,453	$139,654	$43,669
Dividends paid to Shareholders from
Net investment income (Note 1)
Class R	(5,109,452)	(3,171,710)	(43,969)	(424)	(107,948)	(19,453)	(139,654)	(43,669)
Class Treasurer's Trust	(148)	—	—	—	—	—	—	—
Total dividends to shareholders	(5,109,600)	(3,171,710)	(43,969)	(424)	(107,948)	(19,453)	(139,654)	(43,669)
Capital share transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	686,911,548	623,924,988	9,460,566	144,203	17,397,774	5,086,377	34,216,148	17,251,908
Dividends reinvested	4,847,554	3,096,494	43,354	424	104,723	18,742	127,526	42,321
Cost of shares redeemed	(599,707,423)	(605,490,832)	(9,114,722)	(11,525)	(13,658,797)	(4,658,680)	(32,590,280)	(15,586,533)
	92,051,679	21,530,650	389,198	133,102	3,843,700	446,439	1,753,394	1,707,696
Net increase in net assets	92,051,679	21,530,650	389,198	133,102	3,843,700	446,439	1,753,394	1,707,696
Net Assets:
Beginning of year	185,953,620	164,422,970	133,102	—	739,624	293,185	3,112,335	1,404,639
End of year	$278,005,299	$185,953,620	$522,300	$133,102	$4,583,324	$739,624	$4,865,729	$3,112,335

**  The Arizona Municipal Money-Market Fund commenced operation on April 13, 2006.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust II and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with U.S. generally accepted accounting principles.

A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2007, there were eleven (11) separate series of Reserve Municipal Money-Market Trust II authorized (Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Municipal Money-Market Trust (New York Municipal Money-Market Fund) and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). Funds offer two classes of shares, Class R and Class Treasurer's Trust, except for the Interstate Tax-Exempt Fund, which currently offers eleven classes of shares as follows: Class Institutional, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R, Arizona Municipal Money-Market Fund, which currently offers Class 75, Class R and Class Treasurer's Trust and Florida Tax-Exempt Fund, which currently offers only Class R. As of May 31, 2007, Interstate Tax-Exempt Fund had no Class 20, Class 35 and Class 95 shares outstanding. These financial statements and notes apply to all classes of all above mentioned Funds of all of the Trusts, except for the Interstate II Tax-Exempt Fund.

  Prior Fund Name  New Fund Name

Reserve Tax–Exempt Trust  Reserve Municipal Money-Market Trust II

• Interstate Tax-Exempt Fund[1] •	Interstate Tax-Exempt Fund[1]
• California Tax-Exempt Fund •	California Municipal Money-Market Fund
• Connecticut Tax-Exempt Fund •	Connecticut Municipal Money-Market Fund
• Florida Tax-Exempt Fund •	Florida Municipal Money-Market Fund
• Massachusetts Tax-Exempt Fund •	Massachusetts Municipal Money-Market Fund
• Michigan Tax-Exempt Fund •	Michigan Municipal Money-Market Fund
• New Jersey Tax-Exempt Fund •	New Jersey Municipal Money-Market Fund
• Ohio Tax-Exempt Fund •	Ohio Municipal Money-Market Fund
• Pennsylvania Tax-Exempt Fund •	Pennsylvania Municipal Money-Market Fund
• Virginia Tax-Exempt Fund •	Virginia Municipal Money-Market Fund

Reserve New York Tax-Exempt Trust  Reserve New York Municipal Money Market Trust

• New York Tax-Exempt Trust •	New York Municipal Money-Market Trust

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated on a daily basis to each class based upon the relative proportion of net assets of each class.

1  The Interstate Tax-Exempt Fund did not undergo a name change.

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued)

E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G. During the fiscal year ended May 31, 2007, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales and furnishes other services.The Funds pay RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:

Class Institutional	0.12%	Class Treasurer's Trust	0.60%

Class 15	0.15%	Class 70	0.50%

Class 20	0.20%	Class 75	0.55%

Class 25	0.25%	Class 95	0.75%

Class 35	0.35%	Class R	0.80%

Class 45	0.45%

The comprehensive management fee includes the investment advisory fee, (0.08% of each class's average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan, as defined below, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Arizona, Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the year ended May 31, 2007, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

Fund	2007
Interstate Tax-Exempt Fund	$118,412
California Municipal Money-Market Fund	4,304
Connecticut Municipal Money-Market Fund	14,896
Florida Municipal Money-Market Fund	7,165
Massachusetts Municipal Money-Market Fund	2,905
Michigan Municipal Money-Market Fund	3,259
New Jersey Municipal Money-Market Fund	12,358
Ohio Municipal Money-Market Fund	2,757
Pennsylvania Municipal Money-Market Fund	8,573
Virginia Municipal Money-Market Fund	8,943
New York Municipal Money-Market Fund	10,159
Arizona Municipal Money-Market Fund	1,079
Louisiana Municipal Money-Market Fund	1,312
Minnesota Municipal Money-Market Fund	13,958

These waivers are voluntary and may be terminated at any time.

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of May 31, 2007, RMCI owned 2.5% of the Louisiana and 1.6% of the Minnesota Municipal-Money Market Funds.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

As of May 31, 2007, please refer to the below chart for Concentration of Ownership:

Fund Name:	Number of Shareholders:	Percentage of Ownership:
Interstate Tax-Exempt Fund	8	11%, 7%, 6%, 6%, 6%, 6%, 6%, 5%
California Municipal Money-Market Fund	1	33%
Connecticut Municipal Money-Market Fund	3	24%, 17%, 7%
Florida Municipal Money-Market Fund	3	16%, 15%, 7%
Massachusetts Municipal Money-Market Fund	1	53%
Michigan Municipal Money-Market Fund	3	38%, 9%, 6%
New Jersey Municipal Money-Market Fund	2	28%, 11%
Ohio Municipal Money-Market Fund	3	27%, 10%, 7%
Pennsylvania Municipal Money-Market Fund	3	27%, 6%, 5%
Virginia Municipal Money-Market Fund	2	48%, 7%
New York Municipal Money-Market Fund	2	14%, 7%
Arizona Municipal Money-Market Fund	3	43%, 20%, 20%
Louisiana Municipal Money-Market Fund	6	16%, 8%, 6%, 6%, 5%, 5%
Minnesota Municipal Money-Market Fund	5	21%, 9%, 9%, 8%, 7%

Distribution Assistance:

The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets.

(3)  Concentration of Risk:

Total assets of each Fund in the Trusts include a cash balance that is held in accounts with JPMorgan Chase, the Funds' Custodian.

Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  Investment Concentration:

The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements.

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Interstate Tax-Exempt Fund  94.8%

Letter of Credit

ABN-AMRO Bank NV	6.1%	KBC Bank N.V.	2.7%

Allied Irish Bank, PLC	0.9%	Keybank N.A.	1.9%

Bank of America N.A.	4.4%	Krediebank NV, Brussels	3.8%

Bank of New York	0.8%	La Salle Bank, N.A.	5.4%

Bank of Nova Scotia	0.1%	Landesbank Hessen-Thuerinigen Girozentrale	0.6%

Bank of Scotland	0.6%	Lloyds TSB Bank PLC	1.0%

Bank One N.A.	3.3%	M&T Bank	3.1%

Barclays Bank PLC	0.8%	Natexis Banques Populaires	0.1%

Bayerische Landesbank Girozentrale	0.1%	Northern Trust Co.	0.2%

BNP Paribas	1.2%	PNC Bank, N.A.	1.9%

Calyon Bank	0.2%	Regions Bank	0.1%

Citibank, N.A.	1.8%	Royal Bank of Canada, Montreal	0.4%

Comerica Bank	0.3%	Societe Generale	0.3%

DEPFA Bank, PLC	1.4%	Sovereign Bank FSB	6.8%

Dexia Credit Local	2.3%	State Street Bank & Trust Co.	0.2%

FHLB	0.6%	Suntrust Bank of Nashville	3.4%

Fifth Third Bank	0.1%	US Bank, N.A.	3.1%

Fleet Bank	0.5%	Wachovia Bank & TR CO., N.A.	3.1%

Fortis Bank	0.2%	Wells Fargo	0.6%

Harris Trust & Savings Bank	0.3%	Westdeutsche Landesbank Girozentrale	4.7%

Helaba	0.1%	Whitney National Bank	0.3%

JPMorganChase Bank	1.1%

*  Bond Insurance

AMBAC	8.6%	FRMC	2.1%

FGIC	4.6%	FSA	4.0%

FNMA	3.4%	MBIA	1.2%

California Municipal Money-Market Fund  99.1%

Letter of Credit

Allied Irish Bank, PLC	1.6%	HSBC Bank USA N.A.	2.5%

Bank of America N.A.	3.0%	JPMorganChase Bank	3.5%

Bank of Nova Scotia	3.8%	KBC Bank N.V.	5.8%

Bank One N.A.	1.9%	La Salle Bank, N.A.	4.8%

Bayerische Landesbank Girozentrale	6.3%	Lloyds TSB Bank PLC	5.2%

BNP Paribas	7.5%	Societe Generale	2.3%

Calyon Bank	3.8%	Sovereign Bank FSB	3.7%

Citibank, N.A.	4.6%	State Street Bank & Trust Co.	5.5%

Comerica Bank	1.9%	Wachovia Bank N.A.	1.6%

Fortis Bank	2.2%	Wells Fargo Bank N.A.	2.7%

*  Bond Insurance

AMBAC	3.1%	FRMC	3.7%

FGIC	3.6%	FSA	5.5%

FNMA	2.8%	MBIA	6.2%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Connecticut Municipal Money-Market Fund  57.7%

Letter of Credit

Allied Irish Bank, PLC	4.5%	JPMorganChase Bank	4.8%

Bank of America N.A.	4.1%	La Salle Bank, N.A.	5.9%

Bank of Montreal	8.8%	Wachovia Bank N.A.	3.3%

*  Bond Insurance

AMBAC	9.4%	FSA	4.3%

FGIC	7.7%	MBIA	4.9%

Florida Municipal Money-Market Fund  93.1%

Letter of Credit

Bank of America N.A.	6.6%	La Salle Bank, N.A.	7.2%

BNP Paribas	7.3%	Northern Trust Co.	5.3%

Citibank, N.A.	7.6%	Societe Generale	3.9%

First Union National Bank	1.2%	State Street Bank & Trust Co.	6.6%

HSBC Bank USA N.A.	2.5%	Suntrust Bank	6.8%

JPMorganChase Bank	1.4%	Wachovia Bank N.A.	3.7%

Keybank N.A.	5.2%	Wells Fargo	2.7%

*  Bond Insurance

AMBAC	7.7%	FRMC	3.4%

FGIC	7.5%	FSA	4.6%

FNMA	0.4%	MBIA	1.5%

Massachusetts Municipal Money-Market Fund  77.2%

Letter of Credit

Allied Irish Banks, PLC	3.7%	La Salle Bank, N.A.	9.0%

Bank North N.A.	2.5%	Landesbank Hessen-Thuerinigen Girozentrale	4.1%

Depfa Bank, PLC	2.5%	Sovereign Bank FSB	12.6%

Fleet National Bank	8.6%	State Street Bank & Trust Co.	1.4%

KBC Bank N.V.	8.6%	Wachovia Bank N.A.	3.3%

*  Bond Insurance

AMBAC	3.8%	FSA	6.8%

FGIC	4.5%	MBIA	5.8%

Michigan Municipal Money-Market Fund  98.0%

Letter of Credit

Bank of New York	6.8%	JPMorganChase Bank	7.2%

Bank One N.A.	1.8%	La Salle Bank, N.A.	7.7%

Barclays Bank PLC	3.4%	Landesbank Hessen-Thuerinigen Girozentrale	7.8%

Comerica Bank	9.0%	National City Bank	1.7%

Depfa Bank PLC	5.7%	Sovereign Bank FSB	7.3%

Deutsche Bank	0.6%	Standard Federal Bank, N.A.	5.1%

FHLB	8.8%	Wachovia Bank N.A.	3.0%

Fifth Third Bank	7.6%

*  Bond Insurance

AMBAC	2.7%	FSA	4.8%

FGIC	2.4%	MBIA	4.6%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

New Jersey Municipal Money-Market Fund  87.6%

Letter of Credit

Allied Irish Bank, PLC	2.1%	JPMorganChase Bank	3.4%

Bank of New York	5.1%	KBC Bank N.V.	0.6%

Bank of Nova Scotia	4.8%	Lloyds TSB Bank PLC	2.5%

Bayerische Landesbank Girozentrale	3.1%	PNC Bank, N.A.	3.8%

Chase Manhattan Bank	6.0%	Societe Generale	2.0%

Citibank, N.A.	3.3%	Sovereign Bank FSB	5.1%

Dexia Credit Local	2.1%	Suntrust Bank	3.3%

Fleet National Bank	4.7%	Wachovia Bank N.A.	9.6%

*  Bond Insurance

AMBAC	8.3%	MBIA	8.0%

FSA	9.8%

Ohio Municipal Money-Market Fund  92.7%

Letter of Credit

Allied Irish Bank, PLC	8.6%	La Salle Bank, N.A.	16.7%

Bank of America, N.A.	3.1%	Marine Midland Bank	2.2%

Bank of Scotland	5.7%	National City Bank	0.6%

Bank One ColumbusN.A.	3.4%	Sovereign Bank FSB	5.2%

Barclays Bank PLC	4.4%	US Bank N.A.	6.0%

Citibank, N.A.	3.0%	Wachovia Bank N.A.	9.7%

Fifth Third Bank	4.0%	Wells Fargo Bank N.A.	2.2%

Keybank N.A.	8.2%	Westdeutsche Landesbank Girozentrale	2.3%

*  Bond Insurance

AMBAC	3.4%	MBIA	4.0%

Pennsylvania Municipal Money-Market Fund  91.2%

Letter of Credit

ABN-AMRO Bank NV	7.3%	Fleet National Bank	2.1%

Allied Irish Bank, PLC	4.5%	KBC Bank N.V.	4.5%

Bank of America N.A.	7.4%	Landesbank Hessen-Thuerinigen Girozentrale	7.1%

Bank One N.A.	1.3%	Morgan Guaranty Trust	5.0%

Barclays Bank PLC	3.2%	Northern Trust Co.	5.9%

Bayerische Landesbank Girozentrale	4.1%	PNC Bank, N.A.	3.8%

Comerica Bank	3.1%	Sovereign Bank FSB	3.8%

Depfa Bank, PLC	6.9%	Wachovia Bank N.A.	5.4%

Dexia Credit Local	1.9%

*  Bond Insurance

AMBAC	6.5%	FSA	2.1%

FNMA	5.3%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Virginia Municipal Money-Market Fund  86.7%

Letter of Credit

Bank of America N.A.	7.6%	Suntrust Bank	9.5%

BB&T N.A.	5.8%	US Bank N.A.	7.9%

Citibank, N.A.	9.3%	Wachovia Bank N.A.	5.9%

JP Morgan/ Chase	9.5%

*  Bond Insurance

AMBAC	9.7%	FSA	7.5%

FRMC	4.6%	MBIA	9.4%

New York Municipal Money-Market Fund  77.4%

Letter of Credit

Allied Irish Bank, PLC	1.7%	HSBC Bank USA N.A.	2.8%

Bank of America N.A.	1.3%	ING Bank NV	2.8%

Bank of New York	7.4%	JP Morgan Chase	2.6%

Bank of Nova Scotia	3.2%	Keybank N.A.	1.3%

Bayerische Landesbank Girozentrale	0.3%	Landesbank Hessen-Thuerinigen Girozentrale	3.7%

BNP Paribas	4.1%	Morgan Guaranty Trust	0.1%

Chase Manhattan Bank	1.4%	Royal Bank of Scotland	0.5%

Citibank, N.A.	3.4%	Societe Generale	1.2%

Depfa Bank, PLC	2.3%	Sovereign Bank FSB	2.5%

Dexia Credit Local	2.2%	Wachovia Bank N.A.	1.6%

Fleet Bank	2.6%	Wells Fargo Bank N.A.	2.9%

Fortis Bank	4.0%	Westdeutsche Landesbank Girozentrale	3.3%

*  Bond Insurance

FGIC	2.6%	FSA	8.7%

FNMA	2.9%	MBIA	1.4%

FRMC	2.6%

Arizona Municipal Money-Market Fund  45.2%

Letter of Credit

ABN-AMRO Bank NV	3.4%	KBC Bank N.V.	4.0%

Bank of America	4.0%	La Salle Bank, N.A.	4.0%

Bank of New York	1.5%	Wells Fargo Bank N.A.	5.3%

Bank One N.A.	4.0%

*  Bond Insurance

AMBAC	3.4%	FRMC	3.6%

FGIC	4.0%	MBIA	4.0%

FNMA	4.0%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Louisiana Municipal Money-Market Fund  99.4%

Letter of Credit

Bank of America N.A.	2.8%	Natexis Banques Populaires	9.6%

Bank of New York	9.6%	Regions Bank	9.6%

Bank One Louisiana N.A.	2.2%	Wachovia Bank	9.4%

Bay LandesBank Girozentrale	9.6%	Whitney National Bank	7.5%

*  Bond Insurance

AMBAC	9.3%	FSA	9.6%

FGIC	9.4%	MBIA	8.6%

FNMA	2.2%

Minnesota Municipal Money-Market Fund  75.0%

Letter of Credit

Allied Irish Bank, PLC	2.7%	La Salle Bank, N.A.	7.9%

Dexia Bank	4.3%	US Bank N.A.	6.0%

Harris Trust & Savings Bank	11.7%	Wells Fargo Bank N.A.	2.7%

*  Bond Insurance

AMBAC	11.7%	FRMC	11.6%

FNMA	9.2%	MBIA	7.2%

*Some securities may be backed by both a letter of credit and bond insurance.

(5)  Composition of Net Assets:

At May 31, 2007, the composition of each Fund's net assets was as follows:

	Interstate Fund	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Par Value	$823,772	$133,540	$46,578	$73,596	$24,403
Additional-Paid-in-Capital	822,948,666	133,406,036	46,531,559	73,522,087	24,378,877
Accumulated Net Realized Loss	(27,786)	—	—	—	—
Net Assets	$823,744,652	$133,539,576	$46,578,137	$73,595,683	$24,403,280

	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Par Value	$16,541	$90,628	$17,408	$52,358	$25,754
Additional-Paid-in-Capital	16,524,292	90,537,522	17,390,560	52,305,930	25,728,255
Net Assets	$16,540,833	$90,628,150	$17,407,968	$52,358,288	$25,754,009

	New York Fund	Arizona Fund	Louisiana Fund	Minnesota Fund
Par Value	$278,005	$52	$458	$487
Additional-Paid-in-Capital	277,727,294	522,248	4,582,866	4,865,242
Net Assets	$278,005,299	$522,300	$4,583,324	$4,865,729

The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2007. There was no undistributed net investment income for any of the Funds at May 31, 2007. All dividends paid during the year ended May 31, 2007 were federally tax-exempt dividends except for dividends paid by Arizona Municipal Money-Market Fund of $43,969 which were classified as ordinary income for federal income tax purposes. Interstate Tax-Exempt Fund intends to defer post October capital losses of $27,786 to fiscal year ending May 31, 2007. Such losses if utilized will expire in 2016.

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Composition of Net Assets (Continued)

The income dividends were classified as tax-exempt income for federal income tax purposes for the years shown below:

	2007	2006
Interstate Tax-Exempt Fund	$35,120,315	$28,396,150
California Municipal Money-Market Fund	3,494,300	2,047,962
Connecticut Municipal Money-Market Fund	824,146	461,210
Florida Municipal Money-Market Fund	1,474,751	940,891
Massachusetts Municipal Money-Market Fund	676,333	401,405
Michigan Municipal Money-Market Fund	357,742	267,391
New Jersey Municipal Money-Market Fund	1,582,353	929,631
Ohio Municipal Money-Market Fund	455,135	352,023
Pennsylvania Municipal Money-Market Fund	1,547,755	823,497
Virginia Municipal Money-Market Fund	587,762	306,255
New York Municipal Money-Market Fund	5,109,600	3,171,710
Arizona Municipal Money-Market Fund	0	424
Louisiana Municipal Money-Market Fund	107,948	19,453
Minnesota Municipal Money-Market Fund	139,654	43,669

(6)  Capital Share Transactions:

For the years ended May 31, 2007 and May 31, 2006, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2007
	Class R	Class Treasurer's Trust	Class 75	Class 70	Class 45	Class 25
Sold	1,309,381,602	1,017,223,239	29,868,656	55,931,680	2,025,955	125,300,797
Reinvested	7,643,589	1,840,244	151,872	107,035	10,718	1,597,526
Redeemed	(1,282,983,301)	(962,993,695)	(31,281,010)	(49,690,690)	(1,821,973)	(147,516,216)
Net Increase (Decrease)	34,041,890	56,069,788	(1,260,482)	6,348,025	214,700	(20,617,893)

	Class 15	Class Institutional*#	Class 8*# (Unaudited)
Sold	31	7,272,005,587	2,801,924,081
Reinvested	3,696	15,251,180	6,309,677
Redeemed	(31)	(6,936,822,169)	(3,618,972,892)
Net Increase (Decrease)	3,696	350,434,598	(810,739,134)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions (Continued)

	Year Ended May 31, 2006
	Class R	Class Treasurer's Trust	Class 75	Class 70	Class 45	Class 25
Sold	1,193,940,109	450,122,707	10,116,006	175,463,902	1,899,359	153,302,998
Reinvested	5,070,615	885,658	22,962	41,004	6,187	870,076
Redeemed	(1,174,903,920)	(459,064,686)	(3,782,324)	(173,801,732)	(1,713,687)	(168,877,105)
Net Increase (Decrease)	24,106,804	(8,056,321)	6,356,644	1,703,174	191,859	(14,704,031)

	Class 15	Class Institutional*	Class 8*
Sold	513	3	12,642,518,069
Reinvested	2,780	275	17,924,944
Redeemed	(513)	(1)	(12,873,088,700)
Net Increase (Decrease)	2,780	277	(212,645,687)

For the year ended May 31, 2007, the capital share transactions of each class of the New York Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2007	Period Ended May 31, 2007**
	Class R	Class Treasurer's Trust
Sold	686,901,533	10,015
Reinvested	4,847,434	120
Redeemed	(599,707,436)	13
Net Increase (Decrease)	92,041,531	10,148

*  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

**  Class Treasurer's Trust commenced operations on December 7, 2006.

#  Includes transfer from Class 8 to Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0182	0.0070	0.0010	0.0034
Dividends from net investment income	(0.0259)	(0.0182)	(0.0070)	(0.0010)	(0.0034)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	1.84%	0.70%	0.10%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$319.6	$285.5	$261.4	$283.5	$280.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.90%	0.99%
Ratio of net investment income to average net assets	2.59%	1.85%	0.69%	0.10%	0.33%
	Class Treasurer's Trust
	Years Ended May 31,
	2007	2006	2005	2004	2003
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0299	0.0222	0.0109	0.0040	0.0074
Dividends from net investment income	(0.0299)	(0.0222)	(0.0109)	(0.0040)	(0.0074)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.04%	2.25%	1.10%	0.40%	0.74%
Ratios/Supplemental Data
Net assets end of year (millions)	$96.7	$40.7	$48.7	$22.5	$29.2
Ratio of expenses to average net assets, before fee waivers	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.01%	2.25%	1.24%	0.37%	0.71%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class 75				Class 70
	Year Ended May 31,		September 23, 2004* to May 31,		Year Ended May 31,		August 16, 2004* to May 31,
Interstate Tax-Exempt Fund	2007	2006	2005		2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0284	0.0207	0.0083		0.0289	0.0212	0.0092
Dividends from net investment income	(0.0284)	(0.0207)	(0.0083)		(0.0289)	(0.0212)	(0.0092)
Net asset value at end of period	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	2.88%	2.09%	0.83%		2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.1	$6.4	$—	^	$9.0	$2.6	$0.9
Ratio of expenses to average net assets, before fee waivers	0.76%	0.75%	0.75	%(a)	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.75%	0.75%	(b)		0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.83%	2.67%	1.60	%(a)	2.92%	2.12%	1.10	%(a)

	Class 45
				August 7, 2004* to
	Years Ended May 31,			May 31,
Interstate Tax-Exempt Fund	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0314	0.0237	0.0123	0.0044
Dividends from net investment income	(0.0314)	(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.19%	2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.5	$0.30	$0.10	$—	^
Ratio of expenses to average net assets, before fee waivers	0.46%	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.14%	2.46%	1.37%	0.55	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class 25
	Years Ended May 31,
	2007	2006	2005	2004	2003
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0334	0.0257	0.0144	0.0075	0.0109
Dividends from net investment income	(0.0334)	(0.0257)	(0.0144)	(0.0075)	(0.0109)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.40%	2.61%	1.46%	0.75%	1.09%
Ratios/Supplemental Data
Net assets end of year (millions)	$42.4	$63.0	$77.7	$15.9	$17.8
Ratio of expenses to average net assets, before fee waivers	0.26%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.33%	2.50%	1.76%	0.74%	1.07%
	Class 15
					January 13, 2003* to
	Years Ended May 31,				May 31,
Interstate Tax-Exempt Fund	2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0344	0.0267	0.0154	0.0085	0.0039
Dividends from net investment income	(0.0344)	(0.0267)	(0.0154)	(0.0085)	(0.0039)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.50%	2.71%	1.56%	0.86%	0.39%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.1	$0.10	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.16%	0.15%	0.16%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.15%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.44%	2.55%	1.54%	0.85%	1.03	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class Institutional***
	Years Ended May 31,		February 1, 2005* to May 31,
Interstate Tax-Exempt Fund	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0348	0.0271	0.0069
Dividends from net investment income	(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$350.4	$0.0	$—	^
Ratio of expenses to average net assets, before fee waivers	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	3.51%	2.73%	2.12	%(a)

	Class 8 (Unaudited)***
					January 13, 2003* to
	Years Ended May 31,				May 31,
Interstate Tax-Exempt Fund	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0087	0.0274	0.0161	0.0092	0.0042
Dividends from net investment income	(0.0087)	(0.0274)	(0.0161)	(0.0092)	(0.0042)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	0.87%	2.78%	1.64%	0.93%	0.42%
Ratios/Supplemental Data
Net assets end of year (millions)	$—	$810.7	$1,023.4	$66.2	$0.1
Ratio of expenses to average net assets	0.09%	0.08%	0.08%	0.08%	0.08	%(a)
Ratio of expenses to average net assets net of fee waivers	0.08%	0.08%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.49%	2.73%	1.80%	0.92%	1.10	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
California Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0250	0.0177	0.0068	0.0006	0.0033
Dividends from net investment income	(0.0250)	(0.0177)	(0.0068)	(0.0006)	(0.0033)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.53%	1.79%	0.69%	0.06%	0.33%
Ratios/Supplemental Data
Net assets end of year (millions)	$133.5	$124.1	$105.2	$101.2	$109.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.89%	0.99%
Ratio of net investment income to average net assets	2.50%	1.80%	0.69%	0.06%	0.32%
	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Connecticut Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0179	0.0068	0.0006	0.0025
Dividends from net investment income	(0.0259)	(0.0179)	(0.0068)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.81%	0.68%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$46.6	$27.3	$23.4	$21.5	$36.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	0.99%	1.00%	0.86%	0.98%
Ratio of net investment income to average net assets	2.60%	1.79%	0.68%	0.06%	0.25%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Florida Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0185	0.0072	0.0006	0.0036
Dividends from net investment income	(0.0261)	(0.0185)	(0.0072)	(0.0006)	(0.0036)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.86%	0.73%	0.06%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$73.6	$55.1	$43.1	$39.5	$45.9
Ratio of expenses to average net assets, before fee waivers	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	1.00%	0.91%	0.99%
Ratio of net investment income to average net assets	2.62%	1.88%	0.74%	0.06%	0.35%
	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0181	0.0068	0.0006	0.0030
Dividends from net investment income	(0.0259)	(0.0181)	(0.0068)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.82%	0.68%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.4	$28.5	$22.2	$17.8	$20.8
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	(b)	1.00%	0.88%	0.98%
Ratio of net investment income to average net assets	2.59%	1.84%	0.69%	0.06%	0.30%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Michigan Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0263	0.0182	0.0069	0.0006	0.0029
Dividends from net investment income	(0.0263)	(0.0182)	(0.0069)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.66%	1.84%	0.70%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$16.5	$16.3	$16.6	$12.1	$7.9
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	0.99%	1.00%	0.91%	0.98%
Ratio of net investment income to average net assets	2.63%	1.78%	0.77%	0.06%	0.29%
	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
New Jersey Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0257	0.0178	0.0068	0.0006	0.0029
Dividends from net investment income	(0.0257)	(0.0178)	(0.0068)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.60%	1.80%	0.68%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$90.6	$54.0	$45.0	$50.2	$56.0
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	0.87%	0.97%
Ratio of net investment income to average net assets	2.62%	1.81%	0.66%	0.06%	0.28%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Ohio Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0184	0.0071	0.0006	0.0030
Dividends from net investment income	(0.0261)	(0.0184)	(0.0071)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%	1.86%	0.71%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$17.4	$18.7	$19.0	$10.9	$10.4
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.92%	0.99%
Ratio of net investment income to average net assets	2.61%	1.83%	0.79%	0.06%	0.29%
	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Pennsylvania Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0263	0.0186	0.0070	0.0007	0.0036
Dividends from net investment income	(0.0263)	(0.0186)	(0.0070)	(0.0007)	(0.0036)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.67%	1.88%	0.70%	0.07%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$52.4	$48.9	$44.7	$46.1	$40.6
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.99%	1.00%	0.93%	1.00%
Ratio of net investment income to average net assets	2.63%	1.87%	0.70%	0.07%	0.34%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Virginia Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0260	0.0181	0.0067	0.0006	0.0025
Dividends from net investment income	(0.0260)	(0.0181)	(0.0067)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.82%	0.67%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$25.8	$20.7	$13.7	$11.0	$11.3
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.97%	0.91%	1.00%	0.90%	0.95%
Ratio of net investment income to average net assets	2.61%	1.88%	0.70%	0.06%	0.24%
	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
New York Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0258	0.0176	0.0067	0.0006	0.0034
Dividends from net investment income	(0.0258)	(0.0176)	(0.0067)	(0.0006)	(0.0034)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	1.77%	0.67%	0.06%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$278.0	$185.9	$164.4	$172.6	$228.4
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.02%	1.02%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.01%	0.89%	0.99%
Ratio of net investment income to average net assets	2.59%	1.77%	0.66%	0.06%	0.34%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class Treasurer's Trust
	December 7, 2006* to May 31, 2007
New York Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000
Net investment income	0.0147
Dividends from net investment income	(0.0147)
Net asset value at end of period	$1.0000
Total Return	1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	^
Ratio of expenses to average net assets, before fee waivers	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.62	%(a)
Ratio of net investment income to average net assets	3.06	%(a)

	Class R**
	Years Ended May 31, 2007	April 3, 2006* to May 31, 2006
Arizona Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000
Net investment income	0.0262	0.0039
Dividends from net investment income	(0.0262)	(0.0039)
Net asset value at end of year	$1.0000	$1.0000
Total Return	2.65%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.5	$0.1
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	2.59%	2.42	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights (Continued)

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Louisiana Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0213	0.0065	0.0007	0.0032
Dividends from net investment income	(0.0261)	(0.0213)	(0.0065)	(0.0007)	(0.0032)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%	2.16%	0.66%	0.07%	0.32%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.6	$0.7	$0.3	$0.2	$0.1
Ratio of expenses to average net assets, before fee waivers	1.03%	0.99%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.52%	1.00%	0.64%	0.57%
Ratio of net investment income to average net assets	2.62%	2.33%	0.74%	0.06%	0.32%
	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Minnesota Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0265	0.0179	0.0066	0.0006	0.0044
Dividends from net investment income	(0.0265)	(0.0179)	(0.0066)	(0.0006)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.68%	1.80%	0.66%	0.06%	0.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.9	$3.1	$1.4	$0.6	$0.2
Ratio of expenses to average net assets, before fee waivers	1.01%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.75%	0.94%	0.99%	0.78%	0.69%
Ratio of net investment income to average net assets	2.66%	1.88%	0.78%	0.06%	0.43%

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^  Amount is less than $50,000.

**  Effective November 28, 2006 Single Class was redesignated as Class R.

***  Effective September 1, 2006, Class 12 was renamed Class Institutional and Class 8 is no longer being offered.

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Subsequent Event:

The Board of Trustees and shareholders of each class of each fund, approved an increase in the comprehensive management fee by one basis point (.01 of 1%) and the distribution and service fee by five basis points (.05 of 1%) effective July 16, 2007. In approving new comprehensive management fees, the Board of Trustees and shareholders of each class of each fund approved an amendment to the applicable Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of each fund's chief compliance officer and independent counsel to the independent Trustees. There were no changes in the terms of the Distribution Plans except for the change in fees.

Additionally, the Board of Trustees and shareholders of each of the state specific tax-exempt funds approved changes to each applicable fund's fundamental investment policy to permit a fund to invest in a broader range of municipal securities, including private activity bonds, that may result in a shareholder paying the Federal alternative minimum tax ("AMT"). Due to the change in the investment policy of each fund, such funds have each changed their name to indicate that fund investments may produce taxable income to the extent a shareholder is subject to AMT.

(9)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(10)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe the application of this standard will have a material affect on the financial statements of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust and Reserve Municipal Money-Market Trust:

We have audited the accompanying statements of net assets of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Municipal Money-Market Fund of the Reserve New York Municipal Money Market Trust, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust, and the statements of assets and liabilities, including the schedule of investments, of Connecticut Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, and Arizona Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (collectively the Funds), as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years or period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Municipal Money-Market Fund of the Reserve New York Municipal Money Market Trust, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust as of May 31, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the years or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 27, 2007

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUSTS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Trusts and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Funds oversee 21 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEES

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
BRUCE R. BENT†* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.	Chairman of Reserve Management Company, Inc. ("RMCI") since 2005; President of RMCI from 2000 to 2005; Chairman of Reserve Management Corporation ("RMC") since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman of Resrv Partners, Inc. ("RESRV") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

WILLIAM E. VIKLUND Age: 67 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A*** Previously served as Trustee from 1999 - May 12, 2005.	Retired since 1996; Trustee prior to May 12, 2005

INDEPENDENT TRUSTEES

Name, Age and Address	Positions Held With the Trusts	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
JOSEPH D. DONNELLY Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1984 to 2002; Member of Pershing Executive Committee from 1986 to 2002. Co-chair of Pershing Credit Policy Committee from 1986 to 2002.

EDWIN EHLERT, JR. Age: 76 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since inception	Retired since 2000. President, Premier Resources, Inc. (meeting management firm) since 1987.

WILLIAM J. MONTGORIS Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since 1999	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

FRANK J. STALZER Age: 50 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	President of Astrex Electronics (a division of RAD Electronics) since 2006; Vice President and General Manager of Arrow/Zeus 2004-2005; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/ Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000.

INDEPENDENT TRUSTEES (Continued)

Name, Age and Address	Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
RONALD J. ARTINIAN Age: 59 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to present. Director of First Real Estate Investment Trust of NJ since 1992.

SANTA ALBICOCCO Age: 56 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Treasurer – County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Deputy County Executive for Finance – County of Nassau, NY.

STEPHEN P. ZIENIEWICZ Age: 47 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Chief Operating Officer – Saint Louis University Hospital from 2004 to present; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ARTHUR T. BENT III† Age: 39 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000; Co-Chief Executive Officer since 2005.	Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

BRUCE R. BENT II† Age: 41 The Reserve 1250 Broadway New York, NY 1000	Co-Chief Executive Office, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005.	Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

PATRICK J. FARRELL Age: 47 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
CHRISTINA MASSARO Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005.	Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent is an "interested person" of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

***  Elected at special meetings of shareholders occurring on April 17, 2007 and May 23, 2007.

†  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur Bent III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

FEDERAL AND STATE TAX INFORMATION (unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Funds were federally tax-exempt dividends except for dividends paid by Arizona Municipal Money-Market Fund, which were classified as ordinary income for federal income tax purposes.

The Arizona Municipal Money-Market Fund did not meet the requirements of Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, for the payment of exempt-interest dividends to its shareholders, for the year ended May 31, 2007. As a result, all income distributions paid to shareholders with respect to net investment income earned during the year ended May 31, 2007, will be subject to both Federal and Arizona income tax. On an individual level some taxable distributions were paid to you in 2006 and some in the first five months of 2007. The Fund in the near future will be issuing corrected 2006 US Forms 1099-DIVs to applicable shareholders reflecting this characterization. The Fund's investment adviser will make a payment to each affected shareholder equal to the Federal and Arizona state tax payable on dividends paid by the Fund from June 1, 2006 through May 31, 2007, assuming the highest combined effective individual marginal Federal and Arizona income tax rates in effect on December 31, 2006 (with respect to dividends paid during 2006) or May 31, 2007 (for dividends paid during 2007).

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2006 and held for the entire period ending May 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Interstate Tax-Exempt Class R
Actual	$1,000.00	$1,013.26	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class Treasurer's Trust
Actual	$1,000.00	$1,015.29	$3.00
Hypothetical	$1,000.00	$1,021.75	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class 75
Actual	$1,000.00	$1,014.52	$3.75
Hypothetical	$1,000.00	$1,020.98	$3.77

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class 70
Actual	$1,000.00	$1,014.77	$3.50
Hypothetical	$1,000.00	$1,021.24	$3.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class 45
Actual	$1,000.00	$1,016.04	$2.25
Hypothetical	$1,000.00	$1,022.51	$2.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Interstate Tax-Exempt Class 25
Actual	$1,000.00	$1,017.05	$1.25
Hypothetical	$1,000.00	$1,023.52	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class 15
Actual	$1,000.00	$1,017.56	$0.75
Hypothetical	$1,000.00	$1,024.03	$0.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Interstate Tax-Exempt Class Institutional
Actual	$1,000.00	$1,017.73	$0.60
Hypothetical	$1,000.00	$1,024.18	$0.60

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

California Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,012.77	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Connecticut Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.25	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Florida Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.32	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Massachusetts Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.32	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Michigan Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.43	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

New Jersey Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.11	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Ohio Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.38	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pennsylvania Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.34	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Virginia Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.31	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.25	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class Treasurers' Trust
Actual	$1,000.00	$1,014.77	$3.00
Hypothetical	$1,000.00	$1,021.75	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Arizona Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.44	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Louisiana Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.34	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Minnesota Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.46	$4.99
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ADDITIONAL SHAREHOLDER INFORMATION (Unaudited)

Results of a Special Meeting of Shareholders

On April 17, 2007, May 23, 2007 and June 26, 2007 Special Meetings of Shareholders were held to vote at a Trust, Fund and Class level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:

1.  Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions	Broker Non-Vote
Bruce R. Bent
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	956,939,209	19,796,992	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,241,943	2,057,646	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
William E. Viklund
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	957,031,656	19,704,545	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,345,375	1,954,214	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
Joseph D. Donnelley
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	957,875,941	18,860,260	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,291,691	2,007,898	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
Edwin Ehlert, Jr.
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	956,650,182	20,086,019	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,027,775	2,271,814	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
William J. Montgoris
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	956,664,011	20,072,193	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,342,842	1,956,747	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
Frank J. Stalzer
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	957,474,160	19,262,041	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,351,554	1,948,035	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
Ronald J. Artinian
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	957,727,916	19,008,285	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,314,525	1,985,064	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0

Nominees	Votes For	Authority Withheld	Abstentions	Broker Non-Vote
Santa Albicocco
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	957,506,557	19,229,644	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,281,245	2,018,344	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0
Stephen P. Zieniwicz
Reserve Municipal Money-Market Trust II (formerly Reserve Tax-Exempt Trust)	957,408,207	19,327,993	0	0
Reserve New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust)	108,352,532	1,947,057	0	0
Reserve Municipal Money-Market Trust	6,939,794	618,777	0	0

†  Board Members are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

On April 17, 2007, May 23, 2007 and June 26, 2007, Special Meetings of Shareholders were held to vote at a Fund level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (a) to approve the retention of payments made under the "Comprehensive Fee" Investment Management Agreement, (b) to approve the retention of payments made under Distribution Plans and Distribution Agreements.

Approval of Retention of Payments

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Retention of Payments Made Under the "Comprehensive Fee" Investment Management Agreements
Interstate Tax-Exempt	698,168,672	27,164,412	7,152,224	0
California Municipal Money-Market Fund (formerly California Tax-Exempt Fund)	62,039,114	4,407,771	3,769,985	0
Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund)	25,307,361	1,432,231	301,763	0
Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund)	25,136,327	3,824,667	1,126,244	0
Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund)	14,659,780	756,073	457,240	0
Michigan Municipal Money-Market Fund (formerly Michigan Tax-Exempt Fund)	5,152,417	1,216,035	422,547	0
New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund)	27,357,787	2,528,336	901,995	0
New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund)	111,666,273	2,480,018	1,034,049	0
Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund)	9,493,211	403,458	173,121	0
Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund)	46,175,110	787,506	290,486	0
Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund)	17,201,889	710,219	81,142	0
Louisiana Municipal Money-Market Fund	3,254,470	79,573	65,336	0
Minnesota Municipal Money-Market Fund	1,834,150	3,779	489,897	0
Approval of Retention of Payments Made Under Distribution Plans and Distribution Agreements.
Interstate Tax-Exempt	163,508,910	22,192,287	6,711,390	0
California Municipal Money-Market Fund (formerly California Tax-Exempt Fund)	61,477,925	4,956,659	3,782,286	0

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund)	25,348,862	1,408,509	283,982	0
Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund)	25,268,439	3,692,555	1,126,244	0
Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund)	14,561,575	619,030	692,489	0
Michigan Municipal Money-Market Fund (formerly Michigan Tax-Exempt Fund)	5,161,227	1,207,225	422,547	0
New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund)	27,398,263	2,482,677	907,178	0
New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund)	111,842,364	2,304,658	1,023,264	0
Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund)	9,491,995	404,675	173,120	0
Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund)	46,199,376	787,042	266,683	0
Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund)	17,248,548	668,833	75,869	0
Louisiana Municipal Money-Market Fund	3,254,470	79,573	65,336	0
Minnesota Municipal Money-Market Fund	1,834,531	3,397	489,897	0

On April 17, 2007, May 23, 2007 and June 26, 2007, Special Meetings of Shareholders were held to vote at a Class level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes by the Class R and the Class I shareholders as to the following proposals: (1) to approve a new "Comprehensive Fee" Investment Management Agreement, (2) to amend the "Comprehensive Fee" Investment Management Agreement, (3) to approve new Distribution Plans and (4) to amend the "Distribution Plans."

1.  Approval of New "Comprehensive Fee" Investment Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of New "Comprehensive Fee" Investment Management Agreement
Interstate Tax-Exempt Fund-Class Institutional	443,651,557	0	0	0
Interstate Tax-Exempt Fund-Class 15	108,159	0	0	0
Interstate Tax-Exempt Fund-Class 25	38,851,766	4,070,478	0	0
Interstate Tax-Exempt Fund-Class 45	95,237	0	0	0
Interstate Tax-Exempt Fund-Class 70	5,629,931	0	0	0
Interstate Tax-Exempt Fund-Class 75	5,660,326	0	0	0
Interstate Tax-Exempt Fund-Class Treasurer's Trust	52,806,849	91,912	396,759	0
Interstate Tax-Exempt Fund-Class R	151,863,556	22,331,371	6,927,402	0
California Municipal Money-Market Fund-Class R (formerly California Tax-Exempt Fund)	61,298,353	5,160,111	3,758,407	0
Connecticut Municipal Money-Market Fund-Class R (formerly Connecticut Tax-Exempt Fund)	25,222,578	1,522,486	296,291	0
Florida Municipal Money-Market Fund-Class R (formerly Florida Tax-Exempt Fund)	25,246,577	3,643,319	1,197,342	0
Massachusetts Municipal Money-Market Fund-Class R (formerly Massachusetts Tax-Exempt Fund)	14,671,610	751,345	450,138	0
Michigan Municipal Money-Market Fund-Class R (formerly Michigan Tax-Exempt Fund)	5,273,636	1,093,776	423,587	0
New Jersey Municipal Money-Market Fund-Class R (formerly New Jersey Tax-Exempt Fund)	26,759,146	3,030,149	998,823	0
New York Municipal Money-Market Fund-Class R (formerly New York Tax-Exempt Fund)	111,305,348	2,637,016	1,227,922	0

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New York Municipal Money-Market Fund-Class Treasurer's Trust (formerly New York Tax-Exempt Fund)	10,0550	0	0	0
Ohio Municipal Money-Market Fund-Class R (formerly Ohio Tax-Exempt Fund)	9,494,823	411,348	163,619	0
Pennsylvania Municipal Money-Market Fund-Class R (formerly Pennsylvania Tax-Exempt Fund)	46,374,132	599,990	278,979	0
Virginia Municipal Money-Market Fund-Class R (formerly Virginia Tax-Exempt Fund)	17,082,678	837,989	72,584	0
Louisiana Municipal Money-Market Fund-Class R	3,194,170	139,874	65,336	0
Minnesota Municipal Money-Market Fund-Class R	1,834,150	3,779	489,897	0

2.  Approval of Amendment to "Comprehensive Fee" Investment Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Amendment to "Comprehensive Fee" Investment Management Agreement
Interstate Tax-Exempt Fund-Class Institutional	443,651,557	0	0	0
Interstate Tax-Exempt Fund-Class 15	108,159	0	0	0
Interstate Tax-Exempt Fund-Class 25	34,904,213	4,070,478	0	3,947,553
Interstate Tax-Exempt Fund-Class 45	95,237	0	0	0
Interstate Tax-Exempt Fund-Class 70	5,629,931	0	0	0
Interstate Tax-Exempt Fund-Class 75	5,660,326	0	0	0
Interstate Tax-Exempt Fund-Class Treasurer's Trust	52,547,740	78,378	410,570	258,832
Interstate Tax-Exempt Fund-Class R	122,404,573	22,465,827	7,012,810	29,239,119
California Municipal Money-Market Fund-Class R (formerly California Tax-Exempt Fund)	60,799,612	5,256,854	3,748,729	411,676
Connecticut Municipal Money-Market Fund-Class R (formerly Connecticut Tax-Exempt Fund)	18,643,614	1,503,527	303,237	6,590,977
Florida Municipal Money-Market Fund-Class R (formerly Florida Tax-Exempt Fund)	25,078,778	3,805,364	1,197,346	5,750
Massachusetts Municipal Money-Market Fund-Class R (formerly Massachusetts Tax-Exempt Fund)	13,159,485	752,851	450,136	1,510,621
Michigan Municipal Money-Market Fund-Class R (formerly Michigan Tax-Exempt Fund)	5,253,852	1,113,557	423,587	3
New Jersey Municipal Money-Market Fund-Class R (formerly New Jersey Tax-Exempt Fund)	26,623,027	2,983,334	981,249	200,508
New York Municipal Money-Market Fund-Class R (formerly New York Tax-Exempt Fund)	80,955,006	3,178,112	1,048,318	29,988,850
New York Municipal Money-Market Fund-Class Treasurer's Trust (formerly New York Tax-Exempt Fund)	10,055	0	0	0
Ohio Municipal Money-Market Fund-Class R (formerly Ohio Tax-Exempt Fund)	7,499,459	444,213	163,616	1,962,503
Pennsylvania Municipal Money-Market Fund-Class R (formerly Pennsylvania Tax-Exempt Fund)	34,204,597	730,094	283,734	12,034,676
Virginia Municipal Money-Market Fund-Class R (formerly Virginia Tax-Exempt Fund)	12,110,231	839,116	77,021	4,966,882
Arizona Municipal Money-Market Fund-Class R	1,831,364	0	0	0
Louisiana Municipal Money-Market Fund-Class R	3,194,170	79,573	125,637	0
Minnesota Municipal Money-Market Fund-Class R	1,834,150	3,779	489,897	0

3.  Approval of New Distribution Plan

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of New Distribution Plan
Interstate Tax-Exempt Fund-Class 70	5,629,931	0	0	0
Interstate Tax-Exempt Fund-Class 75	5,660,326	0	0	0
Interstate Tax-Exempt Fund-Class R	152,413,689	21,381,288	7,327,353	0
California Municipal Money-Market Fund-Class R (formerly California Tax-Exempt Fund)	61,709,386	4,613,922	3,893,563	0
Connecticut Municipal Money-Market Fund-Class R (formerly Connecticut Tax-Exempt Fund)	25,825,696	927,218	288,440	0
Florida Municipal Money-Market Fund-Class R (formerly Florida Tax-Exempt Fund)	25,356,505	3,393,385	1,337,348	0
Massachusetts Municipal Money-Market Fund-Class R (formerly Massachusetts Tax-Exempt Fund)	14,682,918	641,832	548,344	0
Michigan Municipal Money-Market Fund-Class R (formerly Michigan Tax-Exempt Fund)	5,290,356	1,077,285	423,357	0
New Jersey Municipal Money-Market Fund-Class R (formerly New Jersey Tax-Exempt Fund)	27,090,112	2,728,380	969,626	0
New York Municipal Money-Market Fund-Class R (formerly New York Tax-Exempt Fund)	111,783,361	2,319,596	1,067,328	0
Ohio Municipal Money-Market Fund-Class R (formerly Ohio Tax-Exempt Fund)	9,494,223	408,257	167,310	0
Pennsylvania Municipal Money-Market Fund-Class R (formerly Pennsylvania Tax-Exempt Fund)	46,321,325	604,796	326,981	0
Virginia Municipal Money-Market Fund-Class R (formerly Virginia Tax-Exempt Fund)	17,193,733	731,426	68,091	0
Louisiana Municipal Money-Market Fund-Class R	3,194,170	139,874	65,336	0
Minnesota Municipal Money-Market Fund-Class R	1,834,531	3,397	489,897	0

4.  Approval of Amendment to New Distribution Plan

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Amendment to New Distribution Plan
Interstate Tax-Exempt Fund-Class 70	5,629,931	0	0	0
Interstate Tax-Exempt Fund-Class 75	5,660,326	0	0	0
Interstate Tax-Exempt Fund-Class R	123,043,742	21,627,037	7,212,431	29,239,119
California Municipal Money-Market Fund-Class R (formerly California Tax-Exempt Fund)	60,834,557	5,100,282	3,870,355	411,676
Connecticut Municipal Money-Market Fund-Class R (formerly Connecticut Tax-Exempt Fund)	18,679,753	1,468,862	301,763	6,590,977
Florida Municipal Money-Market Fund-Class R (formerly Florida Tax-Exempt Fund)	25,172,717	3,573,656	1,335,116	5,750
Massachusetts Municipal Money-Market Fund-Class R (formerly Massachusetts Tax-Exempt Fund)	13,188,649	618,535	555,289	1,510,621
Michigan Municipal Money-Market Fund-Class R (formerly Michigan Tax-Exempt Fund)	5,233,259	1,078,141	479,595	3
New Jersey Municipal Money-Market Fund-Class R (formerly New Jersey Tax-Exempt Fund)	26,832,081	2,855,662	899,867	200,508
New York Municipal Money-Market Fund-Class R (formerly New York Tax-Exempt Fund)	81,140,861	2,699,758	1,340,816	29,988,850
Ohio Municipal Money-Market Fund-Class R (formerly Ohio Tax-Exempt Fund)	7,518,523	421,457	167,307	1,962,503
Pennsylvania Municipal Money-Market Fund-Class R (formerly Pennsylvania Tax-Exempt Fund)	34,277,132	614,313	326,981	12,034,676

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Virginia Municipal Money-Market Fund-Class R (formerly Virginia Tax-Exempt Fund)	12,204,262	757,407	64,699	4,966,882
Arizona Municipal Money-Market Fund-Class R	1,831,364	0	0	0
Louisiana Municipal Money-Market Fund-Class R	3,194,170	159,303	45,908	0
Minnesota Municipal Money-Market Fund-Class R	1,834,531	3,397	489,897	0

On April 17, 2007, May 23, 2007 and June 26, 2007, Special Meetings of Shareholders were held to vote at a Fund level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes Fund shareholders as to the following proposal: approval of change in fundamental Investment policy.

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Change in Fundamental Investment Policy
California Municipal Money-Market Fund (formerly California Tax-Exempt Fund)	61,486,075	3,767,194	4,551,926	411,676
Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund)	18,799,746	1,337,701	312,930	6,590,977
Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund)	25,477,787	3,401,928	1,201,773	5,750
Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund)	13,080,192	825,677	456,604	1,510,621
Michigan Municipal Money-Market Fund (formerly Michigan Tax-Exempt Fund)	5,450,887	914,558	425,550	3
New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund)	26,809,552	2,770,956	1,007,102	200,508
New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund)	81,009,992	2,617,247	1,564,252	29,988,850
Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund)	7,533,427	406,553	167,307	1,962,503
Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund)	34,398,474	579,324	240,628	12,034,676
Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund)	12,305,352	648,689	72,327	4,966,882

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's Web site at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's Web site or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Funds

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC of which were subsequently presented to Fund shareholders for approval. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratios to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund were comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

Board Considerations of Amendments to Comprehensive Fee Agreements

Provided below is a summary of certain factors the Boards of Trustees, including the Independent Trustees, considered at a meeting held on January 10, 2007 in approving amendments to the Funds' "Comprehensive Fee" Investment Management Agreement with RMCI. At the January 10, 2007 meeting, the Boards had the opportunity to meet with the representatives of RMCI to determine whether the proposed amendments to the Agreements is in the best interests of the Funds and its shareholders. The Boards, including a majority of the Independent Trustees, approved the amendments to the Investment Management Agreements and recommended that shareholders approve the same. The Boards did not identify any particular information that was most relevant to its determination to approve the amendments and each Trustee may have afforded different weight to the various factors. In determining to approve the amendments, the Boards considered that they had recently approved the new "Comprehensive Fee" Investment Management Agreements on July 17, 2006. To the extent deemed necessary or appropriate in their business judgment, the Trustees reconsidered these factors during their January 10, 2007 meeting.

The Boards were provided with an analysis by RMCI of the market forces affecting the Funds' fee and expense levels, and recent trends with respect to expenses of the Funds. With regard to the proposed amendment to the "Comprehensive Fee" Investment Management Agreements specifically, the Boards were provided with a pro-forma analysis of annualized 2006 (or in some cases, estimated 2007) expenses, which illustrated the types and amounts of expenses incurred by RMCI under the Comprehensive Fee Investment Management Agreements. Historical data was provided showing the increases in certain expenses since 2000 including registration fees, outside counsel fees, compliance expenses and costs of Board meetings.

The Boards considered the increases in fees and expenses incurred by RMCI over time associated with, among other things, legal, compliance and regulatory costs and their effect on the ability of RMCI to continue to provide high quality services to the Funds. The Boards also considered the effect of the fee increase on the expense ratios of the Funds and concluded that the Funds' expense ratios would continue to be competitive with similar providers in the fund industry. Based upon their review and discussion, the Trustees concluded that it was reasonable and in the best interest of shareholders to approve an amendment to each "Comprehensive Fee" Investment Management Agreement providing for a one basis point increase in the comprehensive fee.

In addition, in order to enhance the independence of the Funds' chief compliance officer and be consistent with the nature of and the policy underlying having an independent legal counsel of the Independent Trustees of the Trusts, the Boards determined that the terms of the Agreements should be revised to separate these costs from the comprehensive fee arrangement entirely so to have the Trusts pay these persons directly and for the Boards to control the services provided by and the fees paid to these persons. Therefore, the Boards determined to recommend to shareholders that the terms of the Agreements be amended to provide that the comprehensive fee arrangement excludes costs and/or expenses associated with the chief compliance officer and independent counsel to the Independent Trustees and that these costs should be borne directly by the Trusts.

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Item 2.        Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.        Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.        Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2007	2006
$ 32,600	$30,500

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2007	2006
$ 2,100	$2000

(d)  None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2007	2006
$ 2,100	$2,000

(h)  Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)          Code of ethics.

(a) (2)          Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)              Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve New York Municipal Money-Market Trust

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

By:	/s/ Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	August 9, 2007